UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04163

T. Rowe Price Tax-Free High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 29

Date of reporting period: February 29, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 29, 2024
Annual Report
T. ROWE PRICE
Tax-Free Funds
For more insights from T. Rowe Price investment professionals, go to
troweprice.com .

T. ROWE PRICE Tax-Free Funds
HIGHLIGHTS
Throughout the majority of the trailing one-year period, municipal bonds traded lower against the backdrop of rising Treasury yields and outflows from municipal bond mutual funds. However, Treasury yields fell sharply and risk sentiment improved in the final two months of 2023, leading to sharp drops in municipal bond yields.
T. Rowe Price’s tax-free bond funds posted gains. The majority of the funds outperformed their respective Bloomberg benchmarks, while performance versus their Lipper peer group averages was more mixed. The Tax-Exempt Money Fund also generated positive returns but lagged its Lipper benchmark.
We continued to favor bonds from health care issuers, particularly those with strong balance sheets and effective management teams. While we expect hospitals’ financial performance to remain challenged in the year ahead, we are encouraged by fundamental trends within the subsector. In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
The backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Log in to your account at troweprice.com for more information.
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unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
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T. ROWE PRICE Tax-Free Funds
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during your fund’s fiscal year, the 12-month period ended February 29, 2024, as the U.S. economy remained healthy despite tighter monetary policy. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks delivered positive results even though there were headwinds from rising longer-term interest rates.
The S&P 500 Index, Nasdaq Composite Index, and Dow Jones Industrial
Average all reached record highs during the period. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Within the S&P 500, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. Conversely, the defensive utilities sector had the weakest returns. Meanwhile, the financials sector bounced back from the failure of three large regional banks in the spring of 2023 and produced solid results in the second half of the period.
The U.S. economy was the strongest among the major markets. Jobs growth remained solid over the 12-month period, helping to fuel consumer spending.
Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first half of 2023, but earnings rebounded in the third and fourth quarters. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation, as measured by the consumer price index, fell from 6.0% to 3.1%
by the end of the period but remained above the Federal Reserve’s long-term
2% goal. In response to the above-target inflation readings, the Fed raised its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, but then held rates steady over the remainder of the period. At its final meeting of the period, in late January, the central bank removed language from its post-meeting statement that pointed to additional policy tightening, but subsequent communications from Fed Chair
Jerome Powell in February indicated that policymakers are in no hurry to begin cutting rates.
U.S. Treasury yields were volatile during the period as investors adjusted their expectations for the path of monetary policy. After starting the period at 3.92%, the benchmark 10-year Treasury note yield briefly reached 5.00% in October

T. ROWE PRICE Tax-Free Funds

for the first time since late 2007 before falling back to 3.88% by the end of 2023.
However, more hawkish Fed communications in early 2024 pressured Treasury bond prices, driving the 10-year yield back up to 4.25% by period-end.
Municipal bonds outperformed Treasuries during the period, supported by new issuance levels that remained below longer-term averages. The sector continued
to see outflows in 2023 but at a significantly lower level than in 2022. Elsewhere in the fixed income market, high yield corporate bonds produced strong returns, supported by the higher coupons that have become available since the
Fed began hiking rates about two years ago as well as by increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Tax-Free Funds
Management’s Discussion of Fund Performance

TAX-EXEMPT MONEY FUND
TAX-FREE SHORT-INTERMEDIATE FUND
INVESTMENT OBJECTIVE
The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Free Short-Intermediate Fund returned 3.85% over the 12 months ended February 29, 2024. The fund outperformed its Bloomberg benchmark and performed in line with its Lipper peer group average. (Results for
Advisor and I Class shares varied, reflecting their different fee structures. Past performance cannot guarantee future results .)
PORTFOLIO DIVERSIFICATION
Tax-Exempt Money Fund
Percent of Net Assets
8/31/23 2/29/24
Health Care 29.9% 28.6%
Education 13.5  14.3
Housing 9.6  14.2
General Obligation-Local 14.7  12.6
Water and Sewer 6.4  5.9
General Obligation-State 5.2  5.9
Electric 4.9  5.5
Transportation 5.0  4.1
Other Assets 10.8  8.9
Total 100.0% 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Tax-Free Funds

What factors influenced the
fund’s performance?
Throughout the majority of
the trailing one-year period,
municipal bonds traded
lower against the backdrop
of rising Treasury yields and
outflows from municipal
bond mutual funds. However,
Treasury yields fell sharply
and risk sentiment improved
in the final two months of
2023, leading to sharp drops
in municipal bond yields.
During the rally, lower-rated
investment-grade municipal
bonds outpaced higher qualities, and high yield municipal bonds outperformed investment-grade municipal bonds. While rising Treasury yields weighed on the asset class through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
Allocations at the broad sector level contributed, lifted by an overweight to revenue bonds and underweights to general obligation (GO) and prerefunded bonds. The GOs we owned were largely from lower-rated issuers—including
Puerto Rico, Illinois, and New Jersey—that we viewed as having potential credit upside. Selection among state GO bonds aided relative performance.
In particular, bonds from the Commonwealth of Puerto Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. State GOs from Illinois also outperformed alongside a rating upgrade by Fitch in November from BBB+ to A-.
Security selection among revenue bonds further added to relative gains, led upward by selection decisions in the dedicated tax, hospital, and airport revenue subsectors. Conversely, selection among prepaid gas revenue bonds hindered relative performance.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Tax-Free Short-
Intermediate Fund –
.
2.63% 3.85%
Tax-Free Short-
Intermediate Fund–
.
Advisor  Class 2.45 3.33
Tax-Free Short-
Intermediate Fund–
.
I  Class 2.70 3.81
Bloomberg 1–5 Year Blend
(1–6 Year Maturity) Index 2.64 3.71
Lipper Short-Intermediate
Municipal Debt Funds
Average 2.88 3.89

T. ROWE PRICE Tax-Free Funds

Interest rate management contributed in aggregate, aided by the portfolio’s longer-than-benchmark average-duration profile—which was beneficial as municipal bond yields ended the period lower across most of the curve—
and the income generated by municipal bond coupon payments. However, positioning across key rates negated some relative gains.
How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period, we utilized our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations, and our allocation to revenue bonds ended the period higher.
The fund’s overall credit
quality finished the one-year
period unchanged; however,
we allowed its credit quality
diversification to adjust
modestly as we identified
opportunities amid the
volatile market environment.
The fund’s allocations to
the AAA rating bucket
increased moderately, while
its allocation to the BBB
rating tier decreased slightly.
However, we maintained
a structural overweight to
the A and BBB quality tiers,
as we continued to believe
that the lower end of the
investment-grade spectrum
provides ample opportunities
to earn additional risk-
adjusted yield over time.
We also maintained an
overweight to the nonrated tier, where we believe that rigorous credit research can uncover mispriced or overlooked bonds.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Tax-Free Short-Intermediate Fund

T. ROWE PRICE Tax-Free Funds

In terms of interest rate management, the fund’s duration ended the period neutral to the benchmark’s duration, as we anticipate rate cuts by the Fed in
2024. We continued to migrate away from bonds with shorter call provisions as well as into lower coupon structures in an attempt to improve the fund’s ability to benefit from future declines in municipal bond yields. Our structural, out-of-benchmark allocation to bonds maturing in seven to 10 years or more remained in place.
Regarding the fund’s positioning across sectors, health care revenue bonds—
namely, those from hospitals and life care communities—remained a prominent overweight allocation. Our allocation to hospital revenue bonds modestly increased over the period as encouraging trends in fundamentals bolstered our view on the subsector. In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
Meanwhile, the fund’s allocation to life care community revenue bonds ended the year roughly flat. We maintain sanguine views on the names we hold but are cautious toward the subsector overall due to changing consumer demand and increased competition from for-profit operators. As always, we continue to closely monitor our investments in these facilities, favoring names with strong financial metrics, geographic diversification, and skilled management teams.
Within the fund’s allocation to GOs, we sold a state GO from California as our outlook on the state became less constructive late in the period. Specifically, the state’s projected budget deficit through its fiscal year 2025 outweighs the funds held in its general purpose reserves by a wide margin. This development, coupled with projected deficits beyond this time window and our view that
California has less budget-cutting levers to pull than it has in the past, weighed on our outlook, particularly when considering how the state may fare in future recessionary conditions.
What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.

T. ROWE PRICE Tax-Free Funds

Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
TAX-FREE INCOME FUND
INVESTMENT OBJECTIVE
The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term investment-grade municipal securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Free Income Fund
returned 6.16% over the 12
months ended February 29,
2024, and outperformed its
Bloomberg benchmark along
with its Lipper peer group
average. (Results for Advisor
and I Class shares varied
modestly, reflecting their
different fee structures. Past
performance cannot guarantee
future results. )
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Tax-Free Income Fund –
.
4.97% 6.16%
Tax-Free Income Fund–
.
Advisor  Class 4.79 5.80
Tax-Free Income Fund–
.
I  Class 4.89 6.11
Bloomberg Municipal
Bond Index 4.33 5.42
Lipper General & Insured
Municipal Debt Funds
Average 4.65 5.80

T. ROWE PRICE Tax-Free Funds

What factors influenced the fund’s performance?
Throughout the majority of the trailing one-year period, municipal bonds traded lower against the backdrop of rising Treasury yields and outflows from municipal bond mutual funds. However, Treasury yields fell sharply and risk sentiment improved in the final two months of 2023, leading to sharp drops in municipal bond yields. During the rally, lower-rated investment-grade municipal bonds outpaced higher qualities, and high yield municipal bonds outperformed investment-grade municipal bonds. While rising Treasury yields weighed on the asset class through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
Security selection among revenue bonds helped relative performance, led upward by selection decisions in the dedicated tax, lease/appropriation, water/sewer, and industrial development revenue/pollution control revenue subsectors. Selection among state general obligation (GO) bonds—and, to a lesser extent, local GOs—also aided relative performance. In particular, bonds from the Commonwealth of Puerto Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. State GOs from Illinois also outperformed alongside a rating upgrade by Fitch in November from BBB+ to A-. Conversely, selection among public power and transportation revenue bonds related to various transportation authorities and marinas hindered relative performance.
Allocation decisions within the revenue-backed sector were constructive in aggregate. Overweights to life care communities, hospitals, and transportation revenue bonds contributed, as did an underweight to the water/sewer revenue subsector. Allocations at the broad sector level further added to relative gains, lifted by an overweight to revenue bonds and an underweight to GO bonds. However, an underweight to housing revenue bonds negated some relative gains.
Interest rate management contributed in aggregate, aided by the portfolio’s longer-than-benchmark average-duration profile—which was beneficial as municipal bond yields ended the period lower across most of the curve—and the income generated by municipal bond coupon payments. Positioning across key rates hampered relative performance. Specifically, modest overweights to longer-maturity bonds detracted as the long end was the only portion of the municipal yield curve to end the period slightly higher.

T. ROWE PRICE Tax-Free Funds

How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period, we utilized our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations, and our allocation to revenue bonds ended the period higher.
The fund’s overall credit
quality finished the one-year
period unchanged; however,
we allowed its credit quality
diversification to adjust
modestly as we identified
opportunities amid the
volatile market environment.
The fund’s allocations to the
AAA and AA rating buckets
increased modestly, while
its allocation to the A rating
tier decreased slightly. That
said, the BBB and A quality
tiers continued to represent
strategic overweights for the
fund, as we continued to
believe that these segments
offer ample opportunities to
earn additional risk-adjusted
yield over time.
In terms of interest rate
management, the fund’s
duration ended the period above the benchmark’s duration, as we anticipate rate cuts by the Fed in 2024. The fund’s allocation to municipal bonds maturing in 20 years or more increased over the period as valuations screened attractively in the long end of the curve.
Regarding the fund’s positioning across sectors, health care revenue bonds—
namely, those from hospitals and life care communities—remained a prominent overweight allocation. However, we modestly reduced our allocation to hospital and life care revenue bonds over the period alongside headwinds from staffing shortages and inflationary pressures on labor and medical supply costs. While we expect hospitals’ financial performance to remain challenged in the year
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Tax-Free Income Fund

T. ROWE PRICE Tax-Free Funds

ahead, we are encouraged by fundamental trends within the subsector. In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
The fund’s allocation to housing revenue bonds increased over the period, largely due to our investments in planned amortization class (PAC) bonds.
While PAC bonds have long-stated maturities—typically around 30 years—
their effective maturities are generally around five years since they pay down according to a defined schedule of principal payments, which is guaranteed within a specified range of prepayment speeds. PAC bonds offer a credit spread and yield pickup relative to other highly rated bonds in the front end of the curve and, therefore, have provided attractive investment opportunities, in our view. (Municipal bond credit spreads are a measure of the additional yield offered by bonds that have additional credit risk relative to comparable AAA rated municipal bonds.)
Conversely, the fund’s allocation to the airport revenue subsector ended the period lower. In our view, the airport revenue subsector has continued to show resilience as enplanements fully recovered from the pandemic-induced drawdown. However, airports no longer screened attractively relative to other A rated sectors.
What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.
Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.

T. ROWE PRICE Tax-Free Funds

Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
TAX-FREE HIGH YIELD FUND
INVESTMENT OBJECTIVE
The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Tax-Free High Yield Fund returned 7.05% for the 12 months ended
February 29, 2024, outperforming its Bloomberg benchmark and its Lipper peer group average. (Results for Advisor and I Class shares varied modestly, reflecting their different
fee structures. Past
performance cannot guarantee
future results. )
What factors influenced the
fund’s performance?
Throughout the majority of
the trailing one-year period,
municipal bonds traded
lower against the backdrop
of rising Treasury yields and
outflows from municipal
bond mutual funds. However,
Treasury yields fell sharply
and risk sentiment improved
in the final two months of 2023, leading to sharp drops in municipal bond yields. During the rally, lower-rated investment-grade municipal bonds outpaced higher qualities, and high yield municipal bonds outperformed investment-grade municipal bonds. While rising Treasury yields weighed on
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Tax-Free High Yield Fund –
.
5.67% 7.05%
Tax-Free High Yield Fund–
.
Advisor  Class 5.36 6.65
Tax-Free High Yield Fund–
.
I  Class 5.64 7.07
Bloomberg 65% High-
Grade/35% High-Yield
Index 4.86 6.42
Lipper High Yield
Municipal Debt Funds
Average 5.55 6.74

T. ROWE PRICE Tax-Free Funds

the asset class through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
Security selection among state and local general obligation (GO) bonds helped relative performance. In particular, bonds from the Commonwealth of Puerto
Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus. State GOs from Illinois also outperformed alongside a rating upgrade by Fitch in November from BBB+
to A-. Selection among revenue bonds further added to relative gains, led upward by selection decisions in the dedicated tax, ground transportation, lease/appropriation, water/sewer, and industrial development revenue/pollution control revenue (IDR/PCR) subsectors.
Selection within the public power revenue subsector negated some relative gains, dragged down by holdings of bonds issued by Puerto Rico Electric
Power Authority (PREPA). The bonds depreciated substantially near the end of
June 2023 after the bankruptcy judge ruled that bondholder claims were limited to around 30% of outstanding defaulted PREPA revenue bond principal value, which was well below market expectations. The situation is still evolving, and we continue to evaluate and monitor any PREPA-related developments closely.
Interest rate management contributed in aggregate, aided by the portfolio’s longer-than-benchmark average-duration profile—which was beneficial as municipal bond yields ended the period lower across most of the curve—and the income generated by municipal bond coupon payments. Positioning across key rates hampered relative performance. Specifically, modest overweights to longer-maturity bonds detracted as the long end was the only portion of the municipal yield curve to end the period slightly higher.
Allocations at the broad sector level were constructive in aggregate, aided by an overweight to revenue bonds and an underweight to GO bonds.
Allocation decisions within the revenue-backed sector further added to relative gains. Underweights to housing, water/sewer, higher education, and public power revenue bonds contributed, while an underweight to dedicated tax and an overweight to life care community revenue bonds hindered relative performance.

T. ROWE PRICE Tax-Free Funds

How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period,
we utilized our fundamental,
bottom-up research process
to add to high-conviction
names at what we viewed as
attractive valuations, and our
allocation to revenue bonds
ended the period higher.
The fund’s overall credit
quality finished the one-year
period unchanged; however,
we allowed its credit quality
diversification to adjust
modestly as we identified
opportunities amid the
volatile market environment.
The fund’s allocation to the
BB rating bucket increased
modestly, while its allocations
to the A and B rating tiers
decreased slightly. The BBB
and BB rating categories
remained key overweight exposures for the fund, as we continued to believe that these lower-quality segments present ample opportunities to uncover additional risk-adjusted yield through diligent, bottom-up credit analysis.
We also maintained an overweight to the nonrated tier, where we believe that rigorous credit research can uncover mispriced or overlooked bonds.
In terms of interest rate management, the fund’s duration ended the period above the benchmark’s duration, as we anticipate rate cuts by the Fed in 2024.
The fund’s allocation to bonds maturing in 20 years or more remained a significant overweight relative to the benchmark.
Regarding the fund’s positioning across sectors, we continued to overweight the IDR/PCR subsector, and our allocation to the sector ended the period slightly higher. In addition to offering above-average yields, we believe this area of the market provides diversification benefits for municipal investors due to its corporate-backed nature. When approaching potential investments in this
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Tax-Free High Yield Fund

T. ROWE PRICE Tax-Free Funds

subsector, we frequently exchange research insights with T. Rowe Price’s taxable fixed income and equity analysts in an effort to deepen our understanding of the bonds’ underlying guarantors while aiming to avoid the most speculative projects in the space. Among corporate-backed market segments, we continued
to favor prepaid gas revenue bonds.
The fund continued to have a modest allocation to tobacco-securitized bonds. However, we remain cautious on the sector over the long run based on our view that many of these issuers face fundamental credit challenges and substantial regulatory headwinds. Among tobacco-securitized credits, we maintain a strong preference for comparatively higher-quality deal structures that, in our assessment, are fundamentally sound in nature.
What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.
Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.

T. ROWE PRICE Tax-Free Funds

INTERMEDIATE TAX-FREE HIGH YIELD FUND
INVESTMENT OBJECTIVE
The fund seeks to provide a high level of income exempt from federal income taxes.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The Intermediate Tax-Free High Yield Fund returned 5.39% for the 12 months ended February 29, 2024. The fund performed in line with its Bloomberg benchmark but underperformed the average return of its Lipper peer group, which encompasses funds with much longer maturity and duration constraints.
(Results for I Class shares varied, reflecting their different fee structure. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
Throughout the majority of the trailing one-year period, municipal bonds traded lower against the backdrop of rising Treasury yields and outflows from municipal bond mutual
funds. However, Treasury
yields fell sharply and risk
sentiment improved in the
final two months of 2023,
leading to sharp drops in
municipal bond yields.
During the rally, lower-
rated investment-grade
municipal bonds outpaced
higher qualities, and high
yield municipal bonds
outperformed investment-
grade municipal bonds.
While rising Treasury yields
weighed on the asset class
through period-end, supportive technical conditions alleviated some upward pressure on municipal bond yields, and the asset class ended the period with strong positive total returns. Late in the period, the municipal market experienced net positive flows after a sustained period of outflows, as inflows to municipal bond mutual funds reemerged.
PERFORMANCE COMPARISON
Total Return
Periods Ended 2/29/24 6 Months 12 Months
Intermediate Tax-Free High
Yield Fund –
.
3.99% 5.39%
Intermediate Tax-Free High
Yield Fund–
.
I  Class 4.01 5.55
Bloomberg 65% High-
Grade/35% High-Yield
Intermediate Competitive
(1–17 Year Maturity) Index 3.96 5.40
Lipper High Yield
Municipal Debt Funds
Average 5.55 6.74

T. ROWE PRICE Tax-Free Funds

Selection among revenue bonds helped relative performance, led upward by selection decisions in the dedicated tax, lease/appropriation, water/sewer, and industrial development revenue/pollution control revenue (IDR/PCR)
subsectors. Selection among state and local general obligation (GO) bonds further added to relative gains. In particular, bonds from the Commonwealth of Puerto Rico meaningfully supported relative performance amid strong economic activity driven by continued federal stimulus.
Selection within the public power revenue subsector negated some relative gains, dragged down by holdings of bonds issued by Puerto Rico Electric
Power Authority (PREPA). The bonds depreciated substantially near the end of
June 2023 after the bankruptcy judge ruled that bondholder claims were limited to around 30% of outstanding defaulted PREPA revenue bond principal value, which was well below market expectations. The situation is still evolving, and we continue to evaluate and monitor any PREPA-related developments closely.
Allocations within the revenue-backed sector hindered relative performance, dragged lower by overweights to hospital and IDR/PCR bonds and an underweight to the dedicated tax revenue subsector. Conversely, overweights to student housing and life care community revenue bonds and underweights to the higher education and public power revenue subsectors contributed. Allocations at the broad sector level had a neutral impact on relative performance.
Interest rate management detracted modestly in aggregate. The portfolio’s shorter-than-benchmark average-duration profile detracted as municipal bond yields ended the period lower across most of the curve. Positioning across key rates also hampered relative performance, while the income generated by municipal bond coupon payments made up for some relative losses.
How is the fund positioned?
While 2022’s historic sell-off produced disappointing results for bondholders, we believe it returned substantial value to the municipal market through markedly higher yields and increased credit risk compensation. Throughout the trailing one-year period, we utilized our fundamental, bottom-up research process to add to high-conviction names at what we viewed as attractive valuations.
The fund’s overall credit quality ticked upward from BBB to BBB+ over the year as we decreased its allocation to the B rating tier in favor of BBB and BB bonds, which remain key overweight exposures for the fund. We also continued to overweight the nonrated tier, where we believe that our research strengths can enable us to take advantage of credits that have been mispriced or overlooked by investors.

T. ROWE PRICE Tax-Free Funds

In terms of interest rate management, the fund’s duration declined and ended the period below the benchmark’s duration. This change in duration posture was partly a result of a decrease in the fund’s allocation to bonds maturing in
10 to 20 years and an increase in bonds maturing within three years.
Regarding the fund’s positioning across sectors, we continued to overweight the IDR/PCR subsector, although our allocation to the sector ended the period slightly lower. In addition to offering above-average yields, we believe this area of the market provides
diversification benefits for
municipal investors due
to its corporate-backed
nature. When approaching
potential investments in this
subsector, we frequently
exchange research insights
with T. Rowe Price’s taxable
fixed income and equity
analysts in an effort to
deepen our understanding
of the bonds’ underlying
guarantors while aiming to
avoid the most speculative
projects in the space.
Health care revenue bonds—
namely, those from hospitals
and life care communities—
remained a prominent
overweight allocation.
However, we reduced our
allocation to hospital revenue
bonds and life care revenue bonds over the period alongside headwinds from staffing shortages and inflationary pressures on labor and medical supply costs.
While we expect hospitals’ financial performance to remain challenged in the year ahead, we are encouraged by fundamental trends within the subsector.
In addition, labor inflation seems to be cooling, and the use and hourly cost of contract labor have declined, which we view as potential drivers of further margin improvement for hospital operators.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
CREDIT QUALITY DIVERSIFICATION
Intermediate Tax-Free High Yield Fund

T. ROWE PRICE Tax-Free Funds

What is portfolio management’s outlook?
We still expect the Federal Reserve to cut interest rates this year, but we agree with the shift in market consensus that occurred in February and now anticipate a smaller number of cuts this year along with a later start date. We don’t foresee a recession in the near term but, in our view, the Fed will feel cuts are justified to keep real (inflation-adjusted) yields from increasing too much as inflation decreases.
Despite substantial macroeconomic headwinds, the municipal bond market’s credit fundamentals remained generally strong thanks to pandemic-era federal aid and improved fiscal management by some of the most challenged issuers.
These factors, from our perspective, should help buffer credit ratings in a recession if one transpires, although a recession is not our base case.
Regarding market technicals, the backdrop of higher yields and generally solid fundamentals should, in our view, draw investors back to the municipal market in the months and years ahead. While flows to the asset class recently flipped to net positive as inflows to municipal bond mutual funds reemerged, we acknowledge that bouts of outflows may persist until interest rate volatility shows a more sustained moderation.
Although credit spreads have tightened and currently sit near their long-term averages, we believe our fundamental research process positions us well to identify and capture attractive opportunities across our investable universe.
In navigating this complex investment landscape, we are taking a selective approach toward bond structures and maintaining an emphasis on bottom-up credit factors. As always, we are striving to stay risk aware and disciplined in our investment process, which we believe will serve our clients well over time.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Tax-Free Funds

RISKS OF INVESTING IN THE TAX-EXEMPT MONEY FUND
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
RISKS OF INVESTING IN FIXED INCOME SECURITIES
Bonds are subject to interest rate risk (the decline in bond prices that usually accompanies a rise in interest rates) and credit risk (the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default by failing to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Investments in high yield bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. Municipal bond funds may be highly impacted by events tied to the overall municipal securities markets, including unfavorable legislative or political developments and adverse changes in the financial conditions of municipal bond issuers and the economy. Some income may be subject to state and local taxes and the federal alternative minimum tax.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg 1–5 Year Blend (1–6 Year Maturity) Index,
Bloomberg Municipal Bond Index, Bloomberg 65% High-Grade/35% High-
Yield Index, and Bloomberg 65% High-Grade/35% High-Yield Intermediate
Competitive (1–17 Year Maturity) Index are service marks of Bloomberg
Finance L.P. and its affiliates, including Bloomberg Index Services Limited
(“BISL”), the administrator of the index (collectively, “Bloomberg”) and have been licensed for use for certain purposes by T. Rowe Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2024 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.

T. ROWE PRICE Tax-Free Funds

Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Note: © 2024, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2024, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
(“Content Providers”) do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-FREE SHORT-INTERMEDIATE FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-FREE INCOME FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
TAX-FREE HIGH YIELD FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Tax-Free Funds

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTERMEDIATE TAX-FREE HIGH YIELD FUND
Note: Performance for the I Class shares will vary due to their differing fee structures. See the
Average Annual Compound Total Return table.
*The Lipper data are from 7/31/14.

T. ROWE PRICE Tax-Free Funds

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 2/29/24 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
Tax-Free Short-
Intermediate Fund –
.
3.85% 1.19% 1.13% – –
Tax-Free Short-
Intermediate Fund–
.
Advisor  Class 3.33 0.85 0.79 – –
Tax-Free Short-
Intermediate Fund–
.
I  Class 3.81 1.31 – 1.51% 11/29/16
..
Tax-Free Income Fund –
.
6.16 1.96 2.68 – –
Tax-Free Income Fund–
.
Advisor  Class 5.80 1.63 2.33 – –
Tax-Free Income Fund–
.
I  Class 6.11 2.01 – 2.09 7/6/17
..
Tax-Free High Yield
Fund –
.
7.05 2.04 3.40 – –
Tax-Free High Yield
Fund–
.
Advisor  Class 6.65 1.71 3.12 – –
Tax-Free High Yield
Fund–
.
I  Class 7.07 2.14 – 2.82 11/29/16
..
Intermediate Tax-Free
High Yield Fund –
.
5.39 1.82 – 2.59 7/24/14
Intermediate Tax-Free
High Yield Fund–
.
I  Class 5.55 1.87 – 2.19 7/6/17
..
This table shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Tax-Free Funds

EXPENSE RATIOS
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the Intermediate Tax-Free High Yield Fund, Tax-Free High Yield Fund, Tax-Free
Income Fund, and Tax-Free Short-Intermediate Fund have three share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and the I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. The Tax-Exempt Money Fund has two share classes: The original share class (Investor Class) charges no distribution and service
(12b-1) fee, and the I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Tax-Free Short-Intermediate Fund 0.52%
Tax-Free Short-Intermediate Fund–Advisor Class 0.77
Tax-Free Short-Intermediate Fund–I Class 0.37
Tax-Free Income Fund 0.59
Tax-Free Income Fund–Advisor Class 0.86
Tax-Free Income Fund–I Class 0.47
Tax-Free High Yield Fund 0.77
Tax-Free High Yield Fund–Advisor Class 1.03
Tax-Free High Yield Fund–I Class 0.63
Intermediate Tax-Free High Yield Fund 1.02
Intermediate Tax-Free High Yield Fund–I Class 0.84
The expense ratios shown are as of the funds’ most recent prospectus. These numbers may vary from the expense ratios shown elsewhere in this report because they are based on a different time period and, if applicable, include acquired fund fees and expenses but do not include fee or expense waivers.

T. ROWE PRICE Tax-Free Funds

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-EXEMPT MONEY FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,015.80 $2.05
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.82   2.06
I Class
Actual   1,000.00   1,016.60   1.20
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.67   1.21
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.41%, and
the
2
I Class was 0.24%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE SHORT-INTERMEDIATE FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,026.30 $2.62
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.28   2.61
Advisor Class
Actual   1,000.00   1,024.50   4.38
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.54   4.37
I Class
Actual   1,000.00   1,027.00   1.86
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.02   1.86
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.52%,
the
2
Advisor Class was 0.87%, and the
3
I Class was 0.37%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE INCOME FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,049.70 $2.70
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.23   2.66
Advisor Class
Actual   1,000.00   1,047.90   4.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.54   4.37
I Class
Actual   1,000.00   1,048.90   2.39
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.53   2.36
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.53%,
the
2
Advisor Class was 0.87%, and the
3
I Class was 0.47%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

TAX-FREE HIGH YIELD FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,056.70 $3.43
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.53   3.37
Advisor Class
Actual   1,000.00   1,053.60   5.26
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.74   5.17
I Class
Actual   1,000.00   1,056.40   2.81
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.13   2.77
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.67%,
the
2
Advisor Class was 1.03%, and the
3
I Class was 0.55%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

INTERMEDIATE TAX-FREE HIGH YIELD FUND
Beginning
Account Value
9/1/23
Ending
Account Value
2/29/24
Expenses Paid
During Period*
9/1/23 to 2/29/24
Investor Class
Actual $1,000.00 $1,039.90 $2.33
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.58   2.31
I Class
Actual   1,000.00   1,040.10   2.13
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.77   2.11
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), and divided by the days in the year (366) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.46%, and
the
3
I Class was 0.42%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Tax-Free Funds

QUARTER-END RETURNS
Periods Ended 12/31/23
...... 1
Year
.... 5
Years
.... 10
Years
Since
Inception
Inception
Date
Tax-Free Short-Intermediate Fund –
.
3.95% 1.39% 1.24% – –
Tax-Free Short-Intermediate Fund–
.
Advisor  Class 3.48 1.05 0.90 – –
Tax-Free Short-Intermediate Fund–
.
I  Class 3.90 1.51 – 1.54% 11/29/16
Tax-Free Income Fund –
.
7.01 2.16 3.03 – –
Tax-Free Income Fund–
.
Advisor  Class 6.66 1.81 2.69 – –
Tax-Free Income Fund–
.
I  Class 7.07 2.23 – 2.16 7/6/17
Tax-Free High Yield Fund –
.
7.02 2.03 3.75 – –
Tax-Free High Yield Fund–
.
Advisor  Class 6.75 1.72 3.48 – –
Tax-Free High Yield Fund–
.
I  Class 7.15 2.14 – 2.70 11/29/16
Intermediate Tax-Free High Yield Fund –
.
5.33 1.93 – 2.55 7/24/14
Intermediate Tax-Free High Yield Fund–
.
I  Class 5.38 1.97 – 2.10 7/6/17
The funds’ performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, yield, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website
(troweprice.com) or contact a T. Rowe Price representative at 1-800-225-5132 or, for
2
Advisor and
3
I Class shares, 1-800-638-8790.
This table provides returns net of expenses through the most recent calendar quarter-end rather than through the end of the funds’ fiscal period. It shows how the funds would have performed each year if their actual (or cumulative) returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns. A money fund’s yield more closely represents its current earnings than does the total return.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202404-3377836 C03-050 4/24

February 29, 2024
Annual Report
| Financial Statements
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRFHX Tax-Free High Yield Fund –
.
PATFX Tax-Free High Yield Fund–
.
Advisor  Class
PTYIX Tax-Free High Yield Fund–
.
I Class

T. ROWE PRICE Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 10.64 $ 12.22 $ 12.32 $ 12.67 $ 11.81
Investment activities
Net investment income
(1)(2)
0.41 0.41 0.38 0.41 0.44
Net realized and unrealized gain/
loss 0.32 (1.58) (0.10) (0.34) 0.86
Total from investment activities 0.73 (1.17) 0.28 0.07 1.30
Distributions
Net investment income (0.40) (0.40) (0.38) (0.41) (0.44)
Net realized gain — (0.01) — (0.01) —
Total distributions (0.40) (0.41) (0.38) (0.42) (0.44)
NET ASSET VALUE
End of period $ 10.97 $ 10.64 $ 12.22 $ 12.32 $ 12.67
Ratios/Supplemental Data
Total return
(2)(3)
7.05% (9.64)% 2.21% 0.70% 11.14%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.76% 0.76% 0.72% 0.72% 0.72%
Net expenses after waivers/
payments by Price Associates 0.67% 0.67% 0.63% 0.62% 0.65%
Net investment income 3.81% 3.68% 2.99% 3.48% 3.56%
Portfolio turnover rate 11.6% 19.7% 11.8% 12.8% 5.1%
Net assets, end of period (in
millions) $1,826 $1,949 $3,580 $3,915 $4,421
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 10.70 $ 12.29 $ 12.39 $ 12.74 $ 11.88
Investment activities
Net investment income
(1)(2)
0.37 0.38 0.35 0.39 0.40
Net realized and unrealized gain/
loss 0.32 (1.59) (0.11) (0.35) 0.85
Total from investment activities 0.69 (1.21) 0.24 0.04 1.25
Distributions
Net investment income (0.36) (0.37) (0.34) (0.38) (0.39)
Net realized gain — (0.01) — (0.01) —
Total distributions (0.36) (0.38) (0.34) (0.39) (0.39)
NET ASSET VALUE
End of period $ 11.03 $ 10.70 $ 12.29 $ 12.39 $ 12.74
Ratios/Supplemental Data
Total return
(2)(3)
6.65% (9.89)% 1.90% 0.41% 10.70%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.12% 1.03% 1.03% 1.02% 1.03%
Net expenses after waivers/
payments by Price Associates 1.02% 0.93% 0.94% 0.92% 0.98%
Net investment income 3.46% 3.43% 2.76% 3.27% 3.25%
Portfolio turnover rate 11.6% 19.7% 11.8% 12.8% 5.1%
Net assets, end of period (in
thousands) $4,552 $5,322 $7,637 $9,310 $15,243
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/29/24 2/28/23 2/28/22 2/28/21 2/29/20
NET ASSET VALUE
Beginning of period $ 10.64 $ 12.22 $ 12.31 $ 12.67 $ 11.81
Investment activities
Net investment income
(1)(2)
0.42 0.42 0.39 0.43 0.45
Net realized and unrealized gain/
loss 0.31 (1.58) (0.09) (0.36) 0.86
Total from investment activities 0.73 (1.16) 0.30 0.07 1.31
Distributions
Net investment income (0.41) (0.41) (0.39) (0.42) (0.45)
Net realized gain — (0.01) — (0.01) —
Total distributions (0.41) (0.42) (0.39) (0.43) (0.45)
NET ASSET VALUE
End of period $ 10.96 $ 10.64 $ 12.22 $ 12.31 $ 12.67
Ratios/Supplemental Data
Total return
(2)(3)
7.07% (9.51)% 2.41% 0.71% 11.24%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.65% 0.62% 0.60% 0.62% 0.63%
Net expenses after waivers/
payments by Price Associates 0.55% 0.53% 0.51% 0.52% 0.56%
Net investment income 3.93% 3.84% 3.10% 3.57% 3.65%
Portfolio turnover rate 11.6% 19.7% 11.8% 12.8% 5.1%
Net assets, end of period (in
thousands) $1,508,922 $1,846,303 $1,942,439 $1,072,180 $1,344,330
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free High Yield Fund
February 29, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity  (1) 1 37
United Airlines Holdings  (1) — 14
Westrock  5 219
Total Common Stocks (Cost $200) 270
MUNICIPAL SECURITIES 99.3%
ALABAMA 1.7%
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  6,400 6,816
Black Belt Energy Gas Dist., Series B, VRDN, 5.25%, 12/1/53
(Tender 12/1/30)  2,210 2,395
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,610 11,181
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/28  (1)(2) 2,925 1,667
Huntsville-Redstone Village Special Care Fac. Fin. Auth., 5.50%,
1/1/43  (1)(2) 2,265 1,291
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
6.875%, 1/1/43  (1)(2) 1,585 903
Huntsville-Redstone Village Special Care Fac. Fin. Auth., Series A,
7.50%, 1/1/47  (1)(2) 2,835 1,616
Jefferson County, Sewer Revenue, 5.50%, 10/1/53  2,625 2,865
Southeast Energy Auth. A Cooperative Dist., Series A, VRDN,
4.00%, 11/1/51 (Tender 10/1/28)  3,790 3,781
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,160 5,184
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32  (3) 2,179 2,162
Tuscaloosa County IDA, Hunt Refining Project, Series A, 5.25%,
5/1/44  (3) 17,450 17,320
57,181
ALASKA 0.2%
Valdez Marine Terminal Revenue, Exxon Pipeline Project, Series C,
VRDN, 3.65%, 12/1/33  5,500 5,500
5,500
ARIZONA 1.6%
Arizona Distribution Revenue, Capital Appreciation, 5.50%,
7/1/33  (4) 990 1,220
Arizona Distribution Revenue, Capital Appreciation, Series B,
5.50%, 7/1/30  (4) 5,690 6,667
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 5.54%, 1/1/37  2,180 2,036

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40  (3) 730 629
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50  (3) 1,265 994
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%, 7/15/39  1,050 1,056
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%, 7/15/49  930 893
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49  (3) 3,445 3,076
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37  (3) 2,375 2,380
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52  (3) 2,695 2,561
Maricopa County IDA, Commercial Metals Company Project,
4.00%, 10/15/47  (3)(5) 6,150 5,499
Maricopa County, El Paso Electric, Series A, PCR, 4.50%, 8/1/42  2,575 2,515
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/44  790 795
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/49  475 472
Phoenix Arizona IDA, Downtown Phoenix Student Housing, 5.00%,
7/1/59  1,675 1,630
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41  (3) 2,380 2,025
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51  (3) 2,530 1,964
Pima County IDA, American Leadership Academy, 4.00%,
6/15/57  (3) 2,865 2,138
Salt Verde Financial, 5.00%, 12/1/37  12,970 14,227
Tempe IDA, Friendship Village of Tempe Project, Series A, 4.00%,
12/1/46  1,980 1,520
54,297
ARKANSAS 1.0%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49  (3)(5) 11,560 11,387
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49  (3)(5) 3,955 3,949
Arkansas DFA, Green Bond, 5.45%, 9/1/52  (5) 5,985 6,096
Arkansas DFA, Green Bond, 7.375%, 7/1/48  (3)(5) 5,000 5,492
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48  (3)(5) 5,000 5,463
32,387
CALIFORNIA 6.8%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 7/1/53 (Tender 8/1/29)  4,995 5,266
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  10,715 11,239
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  4,550 4,985
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, Series G, VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  2,285 2,438

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56  (3) 17,325 11,543
California Community Housing Agency, Junior Bonds Street Flats,
Series A-2, 4.00%, 8/1/50  (3) 7,980 6,160
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56  (3) 2,300 1,608
California Community Housing Agency, Stoneridge Apartment,
Series A, 4.00%, 2/1/56  (3) 9,425 7,263
California Community Housing Agency, Verdant at Green Valley
Project,, 5.00%, 8/1/49  (3) 9,600 9,110
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,639 2,631
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/47  1,790 1,913
California Infrastructure & Economic Dev. Bank, Social Bond,
Series B, 5.00%, 11/1/57  1,545 1,625
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46  (3) 2,750 2,695
California Municipal Fin. Auth., Community Health System,
Series A, 4.00%, 2/1/51  2,800 2,492
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49  (3) 1,515 1,421
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/57  (3) 1,650 1,503
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47  (5) 4,605 4,091
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43  (5) 9,210 9,202
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  4,565 4,914
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/49  2,375 2,441
California Municipal Fin. Auth., UCR North Dist. Phase 1, 5.00%,
5/15/52  1,980 2,028
California Municipal Fin. Auth., West Village, 5.00%, 5/15/36  2,105 2,231
California PFA, Enso Village Project, 2.375%, 11/15/28  (3) 1,190 1,149
California PFA, Enso Village Project, 3.125%, 5/15/29  (3) 1,275 1,228
California PFA, Enso Village Project, 5.00%, 11/15/46  (3) 595 518
California PFA, Enso Village Project, Series B-3, 2.125%,
11/15/27  (3) 495 493
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41  (3) 1,650 1,314
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51  (3) 1,500 1,087
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61  (3) 250 171
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  205 204
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  220 218

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  235 233
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  185 183
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,270 1,146
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  785 646
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  880 863
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,605 1,441
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,080 893
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,495 3,567
California Statewide CDA, Series A-1, 5.00%, 9/2/52  4,970 4,940
California Statewide CDA, 899 Charleston Moldaw Residences,
Series A, 5.375%, 11/1/49  (3) 2,770 2,323
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  10,290 10,147
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27  (3) 2,375 2,425
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46  (3) 3,165 3,127
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56  (3) 6,530 6,559
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58  (3) 14,720 14,966
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/29  1,585 1,607
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,260 1,186
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,895 1,665
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/34  850 907
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/39  790 817
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  395 405
California Statewide Fin. Auth., Tobacco Industry, Series A, 6.00%,
5/1/43  1,190 1,215
CMFA Special Fin. Agency VII, Breakwater Apartments, Series A-2,
4.00%, 8/1/47  (3) 6,770 5,503
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49  (3) 2,530 2,069
CMFA Special Fin. Agency, Solana At Grand, Series A-2, 4.00%,
8/1/45  (3) 2,860 2,374
CSCDA Community Improvement Auth., Altana Glendale Social
Bonds, Series A-2, 4.00%, 10/1/56  (3) 13,605 10,494
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-1, 3.00%, 7/1/45  (3) 1,750 1,327
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56  (3) 6,207 4,541

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Monterey Station
Apartment Social Bonds, 3.125%, 7/1/56  (3) 2,500 1,677
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56  (3) 2,485 1,878
CSCDA Community Improvement Auth., Parallel Anaheim Social
Bonds, 4.00%, 8/1/56  (3) 3,005 2,496
CSCDA Community Improvement Auth., Renaissance at City
Center, Series A, 5.00%, 7/1/51  (3) 1,910 1,818
CSCDA Community Improvement Auth., Social Bonds, Series A-2,
3.00%, 2/1/57  (3) 2,500 1,737
Golden State Tobacco Securitization, 5.00%, 6/1/51  3,410 3,577
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  98,225 11,135
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  235 236
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  320 322
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 4.466%, 7/1/27  3,830 3,799
Regents of the Univ. of California, Medical Center Pooled Revenue,
Series P, 3.50%, 5/15/54  2,600 2,292
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series A, 5.75%, 9/1/50  (3) 850 880
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series B, 5.75%, 9/1/53  (3) 1,290 1,328
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34  (6) 1,560 1,796
227,721
COLORADO 3.7%
Aerotropolis Regional Transportation Auth., 4.375%, 12/1/52  8,340 6,931
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  6,865 6,867
Brighton Crossing Metropolitan Dist. No. 4, Series A, GO, 5.00%,
12/1/47  1,225 1,191
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  999 999
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,178
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.00%, 12/1/37  1,150 1,152
Canyons Metropolitan Dist. No. 5, Series A, GO, 6.125%, 12/1/47  4,000 4,011
Canyons Metropolitan Dist. No. 6, Series A, GO, 6.125%, 12/1/47  2,000 2,003
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47  (3) 3,500 3,258
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31  485 472
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32  590 571
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41  1,160 1,025
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48  1,770 1,448
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35  (3) 1,145 857
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45  (3) 2,350 1,611

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50  (3) 3,285 2,219
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47  750 752
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  6,990 7,007
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56  11,325 11,348
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,330 5,341
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.00%, 12/1/33  3,040 3,053
Colorado Science & Technology Park Metropolitan Dist. No. 1,
5.25%, 12/1/48  2,200 2,182
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 501
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,573
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,190 1,200
Green Valley Ranch East Metropolitan Dist. No. 6, Series A, GO,
5.875%, 12/1/50  2,200 2,209
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.125%,
12/1/37  1,695 1,695
Lakes at Centerra Metropolitan Dist. No. 2, Series A, GO, 5.25%,
12/1/47  3,970 3,846
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  4,003 3,790
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35  (3) 500 441
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51  (3) 5,270 4,735
Public Auth. for Colorado Energy, 6.25%, 11/15/28  4,770 5,059
Public Auth. for Colorado Energy, 6.50%, 11/15/38  9,210 11,379
Pueblo Urban Renewal Auth., 4.75%, 12/1/45  (3) 5,690 3,869
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,025 5,224
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,245 3,806
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 799
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,455 1,360
STC Metropolitan Dist. No. 2, Series A, GO, 4.00%, 12/1/29  1,000 954
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/38  785 744
STC Metropolitan Dist. No. 2, Series A, GO, 5.00%, 12/1/49  1,000 917
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/32  (7) 595 658
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/35  (7) 235 258
123,493
CONNECTICUT 1.2%
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46  (3) 1,060 911
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53  (3) 1,260 1,032
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  2,870 2,273

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,200 3,151
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  2,000 2,011
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/32  3,280 3,297
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/33  2,055 2,066
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,435 1,442
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/43  8,115 7,737
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  5,125 4,719
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  6,160 5,179
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00% Cash
and 2.05% PIK)  (1)(2)(8) 23,166 5,154
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/41  (3) 550 467
Steel Point Infrastructure Improvement Dist., Steelpointe Harbor
Project, 4.00%, 4/1/51  (3) 2,715 2,085
41,524
DELAWARE 1.0%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  200 202
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,025 1,065
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,385 1,407
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  790 804
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  4,920 4,947
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,035 2,037
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,390 4,379
Delaware State Economic Dev. Auth., 4.00%, 6/1/52  1,260 935
Delaware State Economic Dev. Auth., 4.00%, 6/1/57  1,220 880
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  205 210
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  890 895
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,335 2,326
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,445 3,399
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  2,915 2,837
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  7,285 7,132
33,455
DISTRICT OF COLUMBIA 2.0%
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  41,185 9,946
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  18,210 3,906

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,375 2,398
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,540 1,534
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,285 2,216
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,295 2,240
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,065 3,787
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  9,730 8,423
District of Columbia, Methodist Home of D.C., Series A, 5.125%,
1/1/35  1,240 1,111
District of Columbia, Methodist Home of D.C., Series A, 5.25%,
1/1/39  805 704
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/31  (3) 900 735
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/46  (3) 2,810 1,928
Metropolitan Washington Airports Auth., Airport System Revenue
& Refunding Bond, Series A, 5.00%, 10/1/46  (5) 3,000 3,168
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  11,080 12,283
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37  (7) 10,135 5,902
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  7,915 4,228
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,585 800
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  3,955 1,874
67,183
FLORIDA 3.9%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34  190 144
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49  7,480 5,040
Avenir Community Dev. Dist., 5.375%, 5/1/43  2,300 2,312
Avenir Community Dev. Dist., 5.625%, 5/1/54  1,100 1,114
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  7,035 7,035
Broward County Port Fac. Revenue, Senior Bond, Series B, 4.00%,
9/1/49  (5) 10,000 9,372
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/29  875 911

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/30  250 261
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/31  1,015 1,060
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/33  900 935
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/34  975 1,009
Capital Trust Agency, 4.00%, 6/15/24  (3) 900 897
Capital Trust Agency, 4.00%, 6/15/41  (3) 1,790 1,491
Capital Trust Agency, 4.00%, 6/15/51  (3) 2,735 2,043
Capital Trust Agency, Bridge Univ. Student Housing, Series A,
5.25%, 12/1/58  (3) 7,220 6,930
Capital Trust Auth., Kipp Miami North Campus Project, Series A,
5.625%, 6/15/44  (3) 410 413
Capital Trust Auth., Kipp Miami North Campus Project, Series A,
6.00%, 6/15/54  (3) 655 663
Capital Trust Auth., Kipp Miami North Campus Project, Series A,
6.125%, 6/15/60  (3) 800 810
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31  565 521
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41  1,055 870
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53  1,310 1,055
Celebration Pointe Community Dev. Dist., 4.75%, 5/1/24  150 150
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45  755 755
Celebration Pointe Community Dev. Dist., Alachua County, 5.00%,
5/1/32  830 844
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  295 294
Double Branch Community Dev. Dist., Special Assessment,
Series A-1, 4.00%, 5/1/25  200 200
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  5,985 6,089
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  2,945 2,220
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  1,450 1,334
Florida Dev. Fin., Waste Pro USA, 3.00%, 6/1/32  (5) 5,130 4,244
Florida Dev. Fin., Waste Pro USA, VRDN, 6.125%, 7/1/32 (Tender
7/1/26)  (3)(5) 8,900 9,051
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
4.75%, 6/1/38  (3) 2,495 2,364
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ., Series A-1,
5.00%, 6/1/48  (3) 9,850 9,022
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53  (3) 9,095 8,169
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39  (3) 740 762
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48  (3) 915 935

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.25%, 5/1/37  2,880 2,928
Lakewood Ranch Stewardship Dist., Lakewood National Polo Run,
5.375%, 5/1/47  3,635 3,689
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,170 1,182
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,335 2,324
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  790 806
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,365 1,383
Lee County IDA, Preserve, Series A, 5.00%, 12/1/27  (3) 325 301
Lee County IDA, Preserve, Series A, 5.375%, 12/1/32  (3) 900 775
Lee County IDA, Preserve, Series A, 5.625%, 12/1/37  (3) 1,170 937
Miami-Dade County Water & Sewer System, 4.00%, 10/1/48  4,510 4,410
Orange County HFA, 4.00%, 10/1/52  4,605 4,412
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/37  1,095 1,089
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/42  1,035 983
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/47  2,535 2,319
Sarasota County HFA, Village on the Isle, Series A, 5.00%, 1/1/52  5,360 4,771
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,420 2,001
Sawyers Landing Community Dev. Dist., 4.25%, 5/1/53  3,225 2,541
Tolomato Community Dev. Dist., Special Assessment, Series  2015-
2, STEP, 0.00%, 5/1/40  545 522
Tolomato Community Dev. Dist., Special Assessment, Series  2015-
3, 6.61%, 5/1/40  (1)(2) 640 —
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  830 647
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  3,020 2,397
131,736
GEORGIA 3.1%
Atlanta Airport Passenger Fac. Charge, Green Bond, Series E,
5.25%, 7/1/42  (5) 6,650 7,356
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  (1)(2) 2,850 1,283
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  (1)(2) 13,765 6,194
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  (1)(2) 8,525 3,836
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26  (3) 900 880
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31  (3)(9) 1,625 1,527
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42  (3)(9) 3,360 3,134

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51  (3)(9) 4,250 3,878
Burke County Dev. Auth., Plant Vogtle, VRDN, 4.30%, 11/1/52  250 250
Burke County Dev. Auth., Plant Vogtle, VRDN, PCR, 4.00%, 7/1/49  1,125 1,125
Fulton County Dev. Auth., Piedmont Healthcare Project, 4.00%,
7/1/49  4,000 3,779
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41  (3) 2,375 1,938
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51  (3) 6,730 4,889
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47  (3) 2,730 2,394
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54  (3) 2,180 1,851
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,205 1,971
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31  (3) 1,220 1,120
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,190 1,200
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  4,250 3,766
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36  (3) 2,645 2,644
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54  (3) 13,030 11,703
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27  (3) 210 212
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37  (3) 1,215 1,252
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47  (3) 1,980 2,018
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52  (3) 1,215 1,239
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53 (Tender
6/1/30)  2,810 2,957
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53 (Tender
9/1/30)  2,725 2,900
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  5,855 6,153
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27  (3) 2,745 2,762
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37  (3) 2,210 2,142
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47  (3) 8,705 7,929
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  6,000 6,110
102,392

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
GUAM 0.3%
Guam Power Auth., Series A, 5.00%, 10/1/42  4,050 4,230
Guam Power Auth., Series A, 5.00%, 10/1/43  1,930 2,010
Guam Power Auth., Series A, 5.00%, 10/1/44  1,695 1,758
Territory of Guam, Series F, 4.00%, 1/1/42  850 816
Territory of Guam, Series F, 5.00%, 1/1/30  790 851
Territory of Guam, Series F, 5.00%, 1/1/31  790 858
10,523
IDAHO 0.5%
Power County IDC, FMC Project, 6.45%, 8/1/32  (5) 3,620 3,632
Spring Valley Community Infrastructure Dist. No. 1, Assessment
Area Two, 6.25%, 9/1/53  (10) 4,700 4,731
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51  (3) 10,196 7,984
16,347
ILLINOIS 5.8%
Chicago, Series 2005D, GO, 5.50%, 1/1/40  9,495 9,545
Chicago, Series A, GO, 5.00%, 1/1/39  1,025 1,066
Chicago, Series A, GO, 5.00%, 1/1/40  2,375 2,460
Chicago, Series A, GO, 5.50%, 1/1/35  3,165 3,418
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34  (7) 830 879
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35  (7) 900 950
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27  (11) 12,290 10,642
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29  (7) 11,245 9,061
Chicago, City Colleges, GO, Zero Coupon, 1/1/27  (11)(12) 7,915 7,216
Chicago, Works, Series A, GO, 5.50%, 1/1/40  2,530 2,751
Chicago, Works, Series A, GO, 5.50%, 1/1/41  2,130 2,266
Chicago, Works, Series A, GO, 5.50%, 1/1/43  2,095 2,216
Illinois, GO, 5.00%, 5/1/34  1,585 1,588
Illinois, Series A, GO, 5.00%, 10/1/31  1,980 2,141
Illinois, Series A, GO, 5.50%, 3/1/42  3,340 3,726
Illinois, Series A, GO, 5.50%, 3/1/47  5,040 5,519
Illinois, Series B, GO, 5.00%, 10/1/31  1,820 1,968
Illinois, Series B, GO, 5.00%, 10/1/32  2,485 2,680
Illinois, Series B, GO, 5.00%, 12/1/33  2,715 3,055
Illinois, Series B, GO, 5.50%, 5/1/47  1,890 2,072
Illinois, Series C, GO, 5.00%, 11/1/29  8,450 8,988
Illinois, Series D, GO, 5.00%, 11/1/25  790 811
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32  (5) 1,385 1,386
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  8,705 7,605
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,585 1,319
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  6,735 5,099

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Illinois Fin. Auth., Depaul College Prep Foundation, 5.25%,
8/1/38  (3) 1,000 1,062
Illinois Fin. Auth., Depaul College Prep Foundation, 5.50%,
8/1/43  (3) 1,000 1,057
Illinois Fin. Auth., Depaul College Prep Foundation, 5.625%,
8/1/53  (3) 1,195 1,243
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,050 3,060
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,230 1,159
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/45 (Prerefunded
5/15/25)  (13) 950 973
Illinois Fin. Auth., Plymouth Place, 5.25%, 5/15/50 (Prerefunded
5/15/25)  (13) 2,575 2,636
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/35  2,115 2,152
Illinois Fin. Auth., Silver Cross Hosp., 5.00%, 8/15/44  3,955 3,990
Illinois Fin. Auth., Three Crowns Park, 5.00%, 2/15/32  910 918
Illinois Fin. Auth., Three Crowns Park, 5.25%, 2/15/37  630 635
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,310 2,328
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,165 3,186
Illinois Housing Dev. Auth., Series G, 5.00%, 10/1/46  1,380 1,441
Illinois Housing Dev. Auth., Series G, 6.25%, 10/1/52  1,240 1,335
Metropolitan Pier & Exposition Auth., McCormick Place, 4.00%,
6/15/52  2,120 1,967
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
12/15/45  595 618
Metropolitan Pier & Exposition Auth., McCormick Place, 5.00%,
6/15/50  8,285 8,516
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/35  850 524
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/36  730 436
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/37  1,115 629
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 12/15/38  2,375 1,226
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/39  2,575 1,296
Metropolitan Pier & Exposition Auth., McCormick Place, Zero
Coupon, 6/15/41  905 406
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/30  (11) 3,040 2,376
Metropolitan Pier & Exposition Auth., McCormick Place, Series A,
Zero Coupon, 12/15/33  (11) 46,130 32,127
Regional Transportation Auth., Series A, 6.00%, 7/1/33  (11) 5,935 7,215
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.00%, 12/1/32  (3) 3,100 3,063

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Upper Illinois River Valley Dev. Auth., Cambridge Lakes Learning
Center, Series A, 5.25%, 12/1/47  (3) 6,420 5,852
193,853
INDIANA 1.8%
East Chicago, USG Project, 5.50%, 9/1/28  (5) 1,405 1,340
Indiana Fin. Auth. Depauw University Project, Series A, 5.50%,
7/1/52  8,655 9,078
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%, 11/1/30  5,160 5,182
Indiana Fin. Auth., Parkview Health System, Series D, VRDN,
3.65%, 11/1/39  3,400 3,400
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/53  3,350 3,464
Indiana Fin. Auth., Student Housing Project, Series A, 5.125%,
6/1/58  1,650 1,709
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  10,935 10,922
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31  (1)(5)(14) 9,846 —
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 6.00%, 3/1/53  7,490 8,047
Town of Shoals, National Gypsum, 7.25%, 11/1/43  (5) 3,915 3,921
Valparaiso, Pratt Paper, 6.75%, 1/1/34  (5) 5,860 5,874
Valparaiso, Pratt Paper, 7.00%, 1/1/44  (5) 7,915 7,932
60,869
IOWA 0.0%
Iowa Fin. Auth., Unitypoint Health, Series E, VRDN, 3.60%,
2/15/41  100 100
100
KANSAS 0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,010 1,028
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  910 923
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  930 915
2,866
KENTUCKY 1.9%
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42  (3)(5) 1,945 1,896
Henderson, Pratt Paper, Series B, 4.70%, 1/1/52  (3)(5) 6,270 6,071
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  2,770 2,175
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  4,635 3,599
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  5,625 4,268
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  2,905 2,136
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.375%,
11/15/42  3,560 2,873

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  1,860 1,482
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,555 3,634
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,040 4,094
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,415 6,471
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,035 6,156
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  11,165 11,186
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  6,085 6,105
62,146
LOUISIANA 1.4%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38  (3) 1,900 1,910
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48  (3) 2,220 2,186
Louisiana Gasoline & Fuels Tax Second Lien, Series A-1, VRDN,
3.65%, 5/1/43  2,200 2,200
Louisiana Local Gov't Environmental Fac. & Community Dev. Auth.,
Westlake Chemical, 3.50%, 11/1/32  11,300 10,906
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN, 6.75%,
10/1/53 (Tender 10/1/28)  (3)(5) 3,500 3,604
New Orleans Sewerage Service, 5.00%, 6/1/33 (Prerefunded
6/1/25)  (13) 1,140 1,166
New Orleans Sewerage Service, 5.00%, 6/1/40 (Prerefunded
6/1/25)  (13) 2,165 2,215
New Orleans Sewerage Service, 5.00%, 6/1/45 (Prerefunded
6/1/25)  (13) 1,385 1,417
New Orleans Water System, 5.00%, 12/1/45 (Prerefunded
12/1/25)  (13) 4,355 4,503
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25)  (3) 1,310 1,334
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30)  (3) 4,190 4,591
Saint James Parish, Nustar Logistics, Series 2, 6.35%, 7/1/40  (3) 4,235 4,614
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30)  (3) 5,485 6,010
46,656
MARYLAND 5.1%
Anne Arundel County, Annapolis Area Christian School, Series A,
6.50%, 7/1/33  2,355 2,356

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Anne Arundel County, Annapolis Area Christian School, Series A,
6.75%, 7/1/43  4,575 4,576
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,260 2,185
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  17,045 16,016
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/27  1,190 1,203
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  4,410 4,479
Maryland Economic Dev., Baltimore City Project, Series A, 5.00%,
6/1/58  4,040 4,066
Maryland Economic Dev., Bowie State Univ. Project, 5.00%, 6/1/25  750 757
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29  (3) 1,900 1,938
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33  (3) 2,010 2,047
Maryland Economic Dev., Port Covington Project, 3.25%, 9/1/30  750 713
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/40  1,740 1,611
Maryland Economic Dev., Port Covington Project, 4.00%, 9/1/50  2,000 1,693
Maryland Economic Dev., Purple Line Light Rail Project, Series B,
5.25%, 6/30/55  (5) 41,675 42,360
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  4,635 4,810
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  825 833
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  790 823
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,190 1,257
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  790 834
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  815 857
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,050 2,153
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/36  5,430 5,632
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/46  16,365 16,620
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/32  475 488
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/33  1,205 1,237
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/34  1,425 1,465
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/35  1,270 1,305
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%, 7/1/36  1,190 1,220
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,575 2,204
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,305 3,579
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,665 2,165
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 350

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,145 4,381
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36  (3) 1,385 1,392
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46  (3) 1,980 1,970
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,190 1,186
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,595 1,547
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  790 780
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  315 276
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,560 1,335
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,695 2,489
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,250 4,645
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  395 394
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  395 392
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,370 1,338
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,430 1,375
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,605 1,466
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  880 790
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,225 1,851
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,330 4,848
Washington Suburban Sanitary Dist., Series A, VRDN, BAN,
3.73%, 6/1/24  1,400 1,400
Westminster, Lutheran Village at Millers Grant, Series A, 5.00%,
7/1/24  355 355
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,885 2,885
170,927
MASSACHUSETTS 0.6%
Massachusetts Dev. Fin. Agency, Boston Univ., Series P, 5.45%,
5/15/59  (6) 2,000 2,225
Massachusetts Dev. Fin. Agency, Children Hosp., Series U-1,
VRDN, 3.65%, 3/1/48  2,000 2,000
Massachusetts Dev. Fin. Agency, Children Hosp., Series U-2,
VRDN, 3.65%, 3/1/48  2,000 2,000
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.625%, 7/15/36  480 480
Massachusetts Dev. Fin. Agency, Milford Regional Medical Center,
Series F, 5.75%, 7/15/43  2,600 2,600

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/47  (3) 3,000 2,975
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57  (3) 5,290 5,066
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,120 1,850
19,196
MICHIGAN 1.2%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/37  790 796
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/41  4,510 4,466
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%, 2/15/47  12,580 11,970
Detroit, GO, 5.00%, 4/1/29  570 594
Detroit, GO, 5.00%, 4/1/30  555 577
Detroit, GO, 5.00%, 4/1/31  595 618
Detroit, GO, 5.00%, 4/1/32  670 695
Detroit, GO, 5.00%, 4/1/33  950 986
Detroit, GO, 5.00%, 4/1/37  2,280 2,343
Detroit, GO, 5.00%, 4/1/38  1,110 1,136
Detroit, Series A, GO, 5.00%, 4/1/50  1,810 1,827
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,665 1,637
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  945 896
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,195 1,922
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  940 804
Ivywood Classical Academy, Public School, 6.00%, 1/1/54  3,890 3,831
Michigan Fin. Auth., Henry Ford Health System, Series A, 4.00%,
11/15/50  1,875 1,708
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/52  20,180 2,614
39,420
MINNESOTA 0.1%
Deephaven, Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/37  415 391
Deephaven, Seven Hills Preparatory Academy, Series A, 5.00%,
10/1/49  790 685
Minneapolis, Fairview Health Services, Series C, VRDN, 3.60%,
11/15/48  470 470
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  670 540
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  520 381
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  455 323
2,790

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
MISSOURI 2.2%
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,980 3,348
HEFA of Missouri, SSM Health, Series F, VRDN, 3.78%, 6/1/36  4,100 4,100
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/50  (5)(7) 1,980 1,859
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/57  (5)(7) 10,000 9,185
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/54  (5) 3,955 4,005
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,585 1,371
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,345 1,101
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/50  3,165 2,433
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,685 1,534
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  3,760 3,718
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  12,270 11,375
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/30  790 761
Saint Louis County IDA, Nazareth Living Center, Series A, 5.00%,
8/15/35  555 513
Saint Louis County IDA, Nazareth Living Center, Series A, 5.125%,
8/15/45  1,345 1,155
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,585 1,521
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,680 1,490
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  605 539
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,170 1,790
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,600 1,988
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.125%, 6/1/46  3,975 4,005
Saint Louis Land Clearance for Redev. Auth., National Geospatial
Intelligence Agency, 5.375%, 6/1/43  11,595 11,809
Taney County IDA, 6.00%, 10/1/49  (3) 3,500 3,508
73,108
MONTANA 0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  545 492
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  5,740 4,720
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  5,975 4,788
10,000
NEBRASKA 0.0%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,145 1,202
1,202
NEVADA 0.4%
Las Vegas Redev. Agency, 5.00%, 6/15/30  325 333

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Las Vegas Redev. Agency, 5.00%, 6/15/40  3,585 3,646
Las Vegas Redev. Agency, 5.00%, 6/15/45  6,290 6,366
Reno, Retrac-Reno Transportation, 5.00%, 6/1/33  (7) 160 173
Reno, Retrac-Reno Transportation, 5.00%, 6/1/36  200 213
Reno, Retrac-Reno Transportation, 5.00%, 6/1/37  395 419
Reno, Retrac-Reno Transportation, 5.00%, 6/1/38  (7) 80 85
Reno, Retrac-Reno Transportation, 5.00%, 6/1/48  395 408
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58  (3) 11,000 1,456
13,099
NEW HAMPSHIRE 0.4%
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40)  (3)(5) 3,245 2,526
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39  (3) 1,245 1,154
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46  (3) 690 631
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54  (3) 1,725 1,567
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/37  (1)(2)(3) 1,099 22
New Hampshire HEFA, Hillside Villiage, Series A, 6.125%,
7/1/52  (1)(2)(3) 2,702 54
New Hampshire HEFA, Hillside Villiage, Series A, 6.25%,
7/1/42  (1)(2)(3) 1,628 33
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  630 641
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  595 600
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  4,835 4,828
12,056
NEW JERSEY 2.6%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,555 1,424
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,760 1,531
Gloucester County Pollution Control Fin. Auth., Keystone Urban
Renewal, Series A, PCR, 5.00%, 12/1/24  (5)(12) 910 912
New Jersey Economic Dev. Auth., Barnabas Health, Series A, Zero
Coupon, 7/1/26  (11)(12) 1,980 1,843
New Jersey Economic Dev. Auth., Beloved Commonwealth Charter
School, Series A, 5.00%, 6/15/49  (3) 900 838
New Jersey Economic Dev. Auth., Continental Airlines, Series B,
5.625%, 11/15/30  (5) 2,125 2,146
New Jersey Economic Dev. Auth., Lions Gate, 5.25%, 1/1/44  3,880 3,635
New Jersey Economic Dev. Auth., Middlesex Water, 5.00%,
8/1/59  (5) 1,605 1,661

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth., Port Newark Container Terminal,
5.00%, 10/1/47  (5) 14,475 14,644
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,585 1,587
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  9,565 9,006
New Jersey Economic Dev. Auth., Transit Transportation Project,
4.00%, 11/1/44  6,445 6,379
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.00%, 6/15/37  (5) 990 990
New Jersey Economic Dev. Auth., UMM Energy Partners, Series A,
5.125%, 6/15/43  (5) 1,385 1,385
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/40  3,130 3,284
New Jersey Transportation Trust Fund Auth., 5.25%, 6/15/46  2,615 2,877
New Jersey Transportation Trust Fund Auth., 5.50%, 6/15/50  1,875 2,078
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/42  790 791
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  650 738
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,127
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  2,000 2,026
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/36  790 903
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, Zero Coupon, 12/15/28  11,870 10,206
New Jersey Transportation Trust Fund Auth., Transportation
System, Series AA, 5.25%, 6/15/43  2,710 2,861
New Jersey Transportation Trust Fund Auth., Transportation
System, Series C, Zero Coupon, 12/15/30  (11) 3,580 2,888
New Jersey Turnpike Auth., Series A, 4.00%, 1/1/35  (10) 5,000 5,352
Tobacco Settlement Fin., Series A, 5.25%, 6/1/46  5,000 5,183
88,295
NEW YORK 5.1%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41  (3) 1,135 1,050
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51  (3) 1,260 1,094
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55  (3) 830 709
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48  (3) 460 461
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25  (3)(5) 185 185
Build New York City Resource, Pratt Paper, 5.00%, 1/1/35  (3)(5) 9,890 9,946

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36  (3) 425 429
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41  (3) 550 539
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51  (3) 1,980 1,854
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31  (3) 650 559
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51  (3) 13,110 11,930
Dormitory Auth. of the State of New York, Series A, 5.00%,
3/15/46  5,205 5,687
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,105 4,572
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  21,735 6,098
Glen Cove Local Economic Assistance, Garvies Point, Series C,
5.625%, 1/1/55  7,610 6,891
Nassau County IDA, Amsterdam at Harborside, Series A, 9.00%,
1/1/41  (1)(2)(3) 6,655 6,655
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58  (2) 13,414 4,017
New York City Ind. Dev. Agency, Queens Baseball Stadium Project,
Series A, 3.00%, 1/1/46  (7) 5,250 4,171
New York City Municipal Water Fin. Auth., Water & Sewer System,
Series BB1, 3.00%, 6/15/50  5,000 3,930
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/30  (3) 1,000 974
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/31  (3) 800 774
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/34  (3) 800 755
New York Dormitory Auth., Garnet Health Medical Center, 5.00%,
12/1/36  (3) 1,400 1,276
New York Liberty Dev., 3 World Trade Center, Class 2, 5.15%,
11/15/34  (3) 5,040 5,059
New York Liberty Dev., 3 World Trade Center, Class 2, 5.375%,
11/15/40  (3) 10,000 10,033
New York Liberty Dev., Goldman Sachs Headquarters, 5.25%,
10/1/35  24,740 29,372
New York State Urban Dev., Personal Income Tax, 3.00%, 3/15/48  5,000 3,968
New York Transportation Dev., American Airlines, 3.00%,
8/1/31  (5) 2,375 2,208
New York Transportation Dev., American Airlines, 5.00%,
8/1/31  (5) 12,445 12,445
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35  (5) 4,945 5,210

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40  (5) 3,005 3,096
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/39  (5) 1,955 2,072
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/40  (5) 1,290 1,359
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/41  (5) 1,290 1,353
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/42  (5) 1,290 1,347
New York Transportation Dev., JFK Int'l. Airport, 5.25%, 8/1/31  (5) 1,805 1,901
New York Transportation Dev., JFK Int'l. Airport, 5.375%, 8/1/36  (5) 2,535 2,645
New York Transportation Dev., JFK Int'l. Airport, 6.00%, 6/30/54  (5) 6,750 7,430
Westchester County Local Dev., Pace Univ., Series A, 5.50%,
5/1/42  8,000 8,006
172,060
NORTH CAROLINA 1.7%
Forsyth County, Series B, GO, 2.00%, 3/1/39  4,585 3,468
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47  (5)(7) 9,515 10,467
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,585 1,623
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,835 1,648
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  3,870 3,177
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.70%, 7/1/37  2,180 1,839
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 4.875%, 7/1/40  4,245 3,494
North Carolina Medical Care Commission, Aldersgate Retirement
Community, 5.00%, 7/1/45  3,525 2,792
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  925 720
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/41  865 733
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/47  770 616
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/51  765 595
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  1,980 1,462
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  730 688
North Carolina Medical Care Commission, Salemtowne, 5.375%,
10/1/45  9,295 8,298
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/37  1,225 1,207
North Carolina Medical Care Commission, United Church Homes,
Series A, 5.00%, 9/1/37 (Prerefunded 9/1/24)  (13) 1,660 1,674
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/47  4,510 4,572

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Turnpike Auth., Series A, 5.00%, 7/1/54  6,845 6,919
55,992
OHIO 6.0%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  112,185 106,900
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,345 1,363
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  7,720 7,745
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,560 3,581
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,375 2,328
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  15,790 15,999
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  12,900 13,023
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/44  4,635 4,457
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center, 5.00%, 12/1/51  5,955 5,598
Marion County, United Church Homes, 5.00%, 12/1/39  1,310 1,102
Marion County, United Church Homes, 5.125%, 12/1/49  1,445 1,139
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  3,955 3,665
Ohio, Series A, 4.00%, 1/15/38  845 853
Ohio, Series A, 4.00%, 1/15/39  1,585 1,591
Ohio, Series A, 5.00%, 1/15/50  1,980 2,078
Ohio Air Quality Dev. Auth., Ohio Valley Electric, 3.25%, 9/1/29  6,885 6,606
Ohio Air Quality Dev. Auth., Pratt Paper, 4.50%, 1/15/48  (3)(5) 1,585 1,514
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%, 7/1/49  (3)
(5) 16,000 14,547
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38  (3) 2,250 1,794
Summit County DFA, Akron Parking Project, 5.625%, 12/1/48  2,350 2,490
Summit County DFA, Akron Parking Project, 6.00%, 12/1/58  1,650 1,768
200,141
OKLAHOMA 1.4%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  6,565 5,526
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  6,094 4,839
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  1,254 64
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,455 4,501
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,005 9,134
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  2,525 2,587
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  10,050 11,196
Tulsa Airports Improvement Trust, Series C, 5.50%, 12/1/35  (5) 8,705 8,706
46,553

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
OREGON 0.2%
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/32  395 398
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/37  395 390
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/47  1,110 1,033
Clackamas County Hosp. Fac. Auth., Williamette View, Series A,
5.00%, 11/15/52  1,190 1,087
Oregon State Fac. Auth., Legacy Health Project, Series A, 5.00%,
6/1/52  3,800 4,011
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 4.00%, 11/15/26  180 174
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/31  275 266
Yamhill County Hosp. Auth., Friendsview Retirement Community,
Series A, 5.00%, 11/15/36  360 330
7,689
PENNSYLVANIA 4.8%
Allegheny County IDA, U.S. Steel, 4.875%, 11/1/24  960 962
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  245 257
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  265 282
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/31  535 574
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/32  875 945
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/33  630 679
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/34  595 640
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/35  670 717
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42  (3) 6,230 6,213
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32  (3) 2,750 2,810
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42  (3) 4,975 4,973
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42  (3) 7,540 7,430
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42  (3) 7,125 7,123
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2024, 5.00%, 5/1/42  (3) 2,590 2,595

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Butler County Hosp. Auth., 5.00%, 7/1/35  6,645 6,684
Butler County Hosp. Auth., 5.00%, 7/1/39  3,760 3,755
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36  (3) 3,140 2,882
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40  (3) 3,790 3,305
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41  (3) 3,330 2,872
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/30 (Prerefunded 7/1/25)  (13) 650 665
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/35 (Prerefunded 7/1/25)  (13) 840 859
East Hempfield Township IDA, Student Services, Student Housing,
5.00%, 7/1/47 (Prerefunded 7/1/25)  (13) 5,935 6,071
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  950 812
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,025 844
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,110 886
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  200 197
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  790 759
Montgomery County Higher Ed. & Health Auth., Thomas Jefferson
Univ., 5.00%, 9/1/43  3,995 4,122
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  2,770 2,541
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  5,335 4,654
Pennsylvania Economic DFA, 5.50%, 6/30/40  (5) 3,155 3,546
Pennsylvania Economic DFA, 5.50%, 6/30/41  (5) 1,840 2,058
Pennsylvania Economic DFA, 5.50%, 6/30/43  (5) 1,840 2,040
Pennsylvania Economic DFA, 5.75%, 6/30/48  (5) 10,865 12,104
Pennsylvania Economic DFA, 6.00%, 6/30/61  (5) 7,800 8,826
Pennsylvania Economic DFA, Consol Energy, VRDN, 9.00%,
4/1/51 (Tender 4/13/28)  (3)(5) 9,120 10,102
Pennsylvania Economic DFA, Covanta Project, 3.25%, 8/1/39  (3)
(5) 3,265 2,413
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44  (5) 6,905 6,928
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of 3M USD LIBOR + 0.65%, 4.396%,
7/1/39  (6) 6,650 5,796
Pennsylvania Higher Ed. Fac. Auth., Widener Univ., 5.00%, 7/15/38  1,900 1,904
Pennsylvania Turnpike Commission, Series A, 4.00%, 12/1/49  (7) 10,000 9,893
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52  4,565 5,039
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/28  3,955 4,080
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health System,
5.00%, 7/1/30  790 814
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,485 2,197
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,680 1,420

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/49  2,840 2,303
159,571
PUERTO RICO 10.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (15) 28,385 16,606
Puerto Rico Commonwealth, GO, VR, 11/1/51  (15) 14,095 8,369
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 4.00%, 7/1/42  (3) 4,190 3,842
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/33  (3) 2,150 2,242
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/37  (3) 1,105 1,136
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/42  (3) 5,975 5,478
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/47  (3) 2,030 1,783
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/24  (3) 580 582
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/25  (3) 2,675 2,705
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28  (3) 2,740 2,830
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29  (3) 2,865 2,965
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30  (3) 10,000 10,378
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35  (3) 9,495 9,801
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37  (3) 6,765 6,978
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47  (3) 22,955 23,139
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
6.125%, 7/1/24  474 477
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/42  (3) 5,625 5,158
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47  (3) 4,605 4,044
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24  (3) 1,325 1,329
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/25  (3) 2,780 2,811
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29  (3) 3,525 3,648
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37  (3) 13,520 13,903
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/24  1,048 1,034

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,280 5,326
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  10,975 10,757
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  8,948 8,662
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  11,792 11,228
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  6,748 6,245
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  11,338 11,507
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  9,406 9,928
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  18,721 20,871
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29  (1)(16) 4,780 1,255
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42  (1)(16) 95 25
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36  (1)(16) 8,215 2,156
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27  (1)
(16) 1,145 301
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29  (1)
(16) 3,955 1,038
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/21  (1)
(16) 1,605 421
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27  (1)
(16) 135 35
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/26  (1)
(16) 1,600 420
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/27  (1)
(16) 2,300 604
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28  (1)
(16) 2,745 721
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20  (1)(16) 470 123
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24  (1)(16) 1,810 475
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25  (1)(16) 610 160
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26  (1)(16) 730 192
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27  (1)(16) 95 25
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33  (1)
(16) 455 119
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18  (1)
(16) 390 102
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38  (1)
(16) 3,955 1,038
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27  (1)(16) 165 43
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35  (1)(16) 3,466 910
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40  (1)(16) 790 207

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36  (1)(16) 1,135 298
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17  (1)(16) 110 29
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17  (1)(16) 195 51
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19  (1)(16) 1,960 515
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28  (1)(16) 155 41
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19  (1)(16) 1,460 383
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23  (1)(16) 420 110
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24  (1)(16) 169 44
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26  (1)(16) 3,820 1,003
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  59 59
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  19,070 19,033
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  4,840 4,864
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  5,919 5,241
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  9,626 7,915
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  11,267 7,867
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  181,265 58,787
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/51  20,231 4,862
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  1,980 1,966
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,365 2,285
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  4,775 4,751
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  2,125 2,110
348,346
RHODE ISLAND 0.2%
Central Falls Detention Fac., 7.25%, 7/15/35  (1)(2) 9,960 3,984
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/36  3,955 3,826
7,810
SOUTH CAROLINA 1.0%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  (1) 5,826 3,471
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  (1) 25,626 7,543
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  (1) 44,029 5,883
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  (1) 3,113 1,232
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  (1) 17,627 1,223
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  (1) 1,749 63

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 5.25%, 2/1/27  (1)(2)(3)(5) 850 85
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.00%, 2/1/35  (1)(2)(3)(5) 5,035 504
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 6.25%, 2/1/45  (1)(2)(3)(5) 10,115 1,011
South Carolina Jobs-Economic Dev. Auth., Repower South
Berkeley, 8.00%, 12/6/29  (1)(2) 1,585 1,268
South Carolina Public Service Auth., Unrefunded Balance,
Series A, 5.50%, 12/1/54  10,000 10,013
32,296
SOUTH DAKOTA 0.1%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,135 1,130
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,215 1,201
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,080 1,057
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,585 1,403
4,791
TENNESSEE 0.7%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing,
CDFI Phase 1, 5.00%, 10/1/35  2,180 2,207
Metropolitan Government Nashville & Davidson County Health &
Ed. Fac. Board, 5.25%, 5/1/53  3,850 4,158
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52  (5) 2,680 2,920
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  395 381
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  920 849
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,650 2,400
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  9,435 9,665
22,580
TEXAS 7.0%
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  705 719
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,645 1,680
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,300 2,348
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,650 2,704
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,475 2,525
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  2,805 2,860
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  395 396

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  910 914
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,780 1,788
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,515 2,524
Austin Texas Airport System Revenue, 5.00%, 11/15/43  (5) 920 980
Austin Texas Airport System Revenue, 5.25%, 11/15/47  (5) 3,935 4,242
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/34  420 465
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/39  95 103
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/46  3,165 3,341
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 4.125%, 8/15/49  4,100 3,989
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 6.125%, 8/15/48  12,665 12,962
Conroe Local Government, Convention Center Hotel, 3.50%,
10/1/31  (3) 255 220
Conroe Local Government, Convention Center Hotel, 4.00%,
10/1/50  1,275 992
Conroe Local Government, Convention Center Hotel, 5.00%,
10/1/50  (3) 1,375 1,131
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/47  7,750 8,562
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  3,955 3,955
Gulf Coast IDA, Citgo Petroleum, 4.875%, 5/1/25  (5) 11,005 11,005
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/38  405 374
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian Homes,
Series A, 5.00%, 1/1/43  415 370
Harris County Health Fac. Dev., Methodist Hosp. System,
Series A-1, VRDN, 3.75%, 12/1/41  1,250 1,250
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,350 1,324
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  845 824
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  845 811
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  845 806
Houston Airport System, Series B-1, 5.00%, 7/15/35  (5) 7,560 7,571
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41  (5) 1,620 1,473
Houston Airport System, United Airlines, Series B-1, 4.00%,
7/15/41  (5) 3,955 3,597
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,110 1,112
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,335 1,336
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,305 2,204
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,275 4,876
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,645 1,653

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31  (3)(5) 15,395 15,341
Montgomery County Toll Road Auth., 5.00%, 9/15/32  435 442
Montgomery County Toll Road Auth., 5.00%, 9/15/33  450 457
Montgomery County Toll Road Auth., 5.00%, 9/15/34  475 482
Montgomery County Toll Road Auth., 5.00%, 9/15/35  440 446
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,110 1,124
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,030 1,039
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,095 3,114
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,105 3,119
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A, 5.00%,
7/1/57  7,915 6,650
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series 2021B, VR, 2.00%, 11/15/61, (2.00% PIK)  (1)(8) 5,577 2,075
New Hope Cultural Ed. Fac. Fin., Collegiate Housing Collage
Station, 5.00%, 4/1/46  (7) 12,385 12,385
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/29  4,630 4,632
New Hope Cultural Ed. Fac. Fin., Collegiate Housing College
Station, Series A, 5.00%, 4/1/46  (7) 2,470 2,470
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Denton Univ.,
Series A-1, 5.00%, 7/1/58  (7) 2,355 2,371
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/30 (Prerefunded 4/1/25)  (13) 395 402
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/35 (Prerefunded 4/1/25)  (13) 1,205 1,225
New Hope Cultural Ed. Fac. Fin., Collegiate Housing, Tarleton
State Univ., Series A, 5.00%, 4/1/47 (Prerefunded 4/1/25)  (13) 4,765 4,846
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,585 2,798
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/36
(Prerefunded 11/15/24)  (13) 435 448
New Hope Cultural Ed. Fac. Fin., MRC Crestview, 5.00%, 11/15/46
(Prerefunded 11/15/24)  (13) 1,225 1,262
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  395 352
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  790 658
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  790 641
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  790 756
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  370 351
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  790 743

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  790 738
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,190 1,018
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  4,810 3,907
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/37 (Prerefunded 4/1/27)  (13) 1,345 1,428
New Hope Cultural Ed. Fac. Fin., Texas A&M Univ. Corpus Christi,
Series A, 5.00%, 4/1/42 (Prerefunded 4/1/27)  (13) 1,585 1,683
North Texas Tollway Auth., Series B, 3.00%, 1/1/51  (9) 7,445 5,505
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36  (3)(5) 900 687
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 3.00%,
1/1/50  (3)(5) 1,980 1,254
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35  (3)(5) 2,645 2,279
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50  (3)(5) 6,255 4,798
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
Housing, 5.25%, 11/15/47  (1)(14) 1,283 35
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest Senior
Housing, Series A, 5.00%, 11/15/45  (1)(14) 6,750 182
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54  (1)(2) 5,878 3,820
Texas Private Activity Bond Surface Transportation, Blueridge
Transportation Group, 5.00%, 12/31/55  (5) 3,215 3,142
Texas Private Activity Bond Surface Transportation, Segment 3C
Project, 5.00%, 6/30/58  (5) 3,000 3,040
Texas Private Activity Bond Surface Transportation, Tarrant
Express Project, 5.50%, 12/31/58  (5) 18,150 19,948
Texas Transportation Commission, First Tier Toll, State Highway,
5.00%, 8/1/57  8,745 8,845
232,924
UTAH 1.3%
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,489
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 2,954
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,485 2,056
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  7,550 5,575
Murray City Hosp., IHC Health Services, Series A, VRDN, 3.60%,
5/15/37  3,260 3,260
Salt Lake City Airport, Series A, 5.00%, 7/1/43  (5) 2,765 2,852
Salt Lake City Airport, Series A, 5.00%, 7/1/46  (5) 14,605 15,297
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52  (3) 10,115 8,797
42,280

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
VIRGINIA 4.1%
Alexandria, Series A, GO, 2.00%, 12/15/40  6,150 4,417
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  1,050 957
Botetourt County, Residential Care Fac., Glebe, Series A, 6.00%,
7/1/34  5,775 5,794
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  5,960 6,131
James City County Economic Dev. Auth. Williamsburg Landing,
Series C-3, 5.25%, 12/1/27  1,250 1,260
Lynchburg Economic Dev. Auth., Central Health, Series A, 4.00%,
1/1/47  3,000 2,899
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  3,180 2,997
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,075 3,430
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  4,945 4,808
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,380 2,993
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,575 2,113
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  790 812
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,055 1,080
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  21,370 5,827
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45  (3) 4,750 4,437
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30  (3) 1,090 1,098
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35  (3) 1,430 1,437
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/24  (3) 1,080 1,079
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/25  (3) 1,140 1,138
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/30  (3) 3,750 3,764
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/35  (3) 1,000 1,001
Virginia College Building Auth., Marymount Univ., Series A, 5.00%,
7/1/45  (3) 2,460 2,298
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/40  (5) 1,150 1,109
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/41  (5) 2,140 2,055

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/42  (5) 1,025 979
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48  (5) 15,125 14,037
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/35  (5) 3,530 3,847
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
1/1/36  (5) 845 918
Virginia Small Business Fin. Auth., 95 Express Lanes, 5.00%,
7/1/37  (5) 1,875 2,011
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41  (5) 3,000 2,413
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37  (5) 3,080 3,069
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/38  (5) 3,820 3,759
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40  (5) 7,650 7,355
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/47  (5) 6,105 6,343
Virginia Small Business Fin. Auth., I-495 Hot Lanes Project, 5.00%,
12/31/57  (5) 2,995 3,049
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49  (5) 8,705 8,779
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56  (5) 15,865 15,946
137,439
WASHINGTON 1.0%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,105 2,108
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/54  3,910 4,151
Washington State Convention Center Public Fac. Dist., 4.00%,
7/1/31  5,975 5,904
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/38  (3) 830 683
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/48  (3) 2,300 1,706
Washington State Housing Fin. Commission, Hearthstone, 5.00%,
7/1/53  (3) 920 663
Washington State Housing Fin. Commission, Judson Park, 4.00%,
7/1/28  (3) 225 218
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/33  (3) 225 224
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/38  (3) 650 623
Washington State Housing Fin. Commission, Judson Park, 5.00%,
7/1/48  (3) 1,660 1,455

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46  (3) 2,575 1,818
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51  (3) 5,330 3,600
Washington State Housing Fin. Commission, Social Certificate,
Series 1, Class A, 3.375%, 4/20/37  1,247 1,099
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  6,111 5,734
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55  (3) 4,925 3,246
33,232
WEST VIRGINIA 0.3%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43  (3) 1,685 1,501
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43  (3) 1,180 1,145
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37  (3) 1,940 1,991
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43  (3) 1,940 1,992
West Virginia Economic Dev. Auth., Arch Resources, VRDN,
5.00%, 7/1/45 (Tender 7/1/25)  (5) 2,375 2,385
9,014
WISCONSIN 3.1%
PFA, Celanese, Series B, 5.00%, 12/1/25  (5) 4,750 4,812
PFA, Celanese, Series C, 4.30%, 11/1/30  (5) 3,955 3,890
PFA, Celanese, Series D, 4.05%, 11/1/30  1,980 1,919
PFA, Challenge Foundation Academy, 6.625%, 7/1/43  (3) 1,000 1,032
PFA, Challenge Foundation Academy, 6.875%, 7/1/53  (3) 1,650 1,702
PFA, Challenge Foundation Academy, 7.00%, 7/1/58  (3) 1,850 1,908
PFA, CHF Manoa, Series A, 5.75%, 7/1/53  (3) 4,000 4,226
PFA, Church Home of Hartford, 5.00%, 9/1/30  (3) 630 619
PFA, Church Home of Hartford, 5.00%, 9/1/38  (3) 1,365 1,258
PFA, Corvian Community School, Series A, 4.00%, 6/15/29  (3) 665 633
PFA, Corvian Community School, Series A, 5.00%, 6/15/39  (3) 790 729
PFA, Corvian Community School, Series A, 5.00%, 6/15/49  (3) 3,650 3,127
PFA, Corvian Community School, Series A, 5.125%, 6/15/47  (3) 2,085 1,841
PFA, Corvian Community School, Series A, 6.25%, 6/15/48  (3) 535 541
PFA, Corvian Community School, Series A, 6.25%, 6/15/53  (3) 2,515 2,525
PFA, Founders Academy of Las Vegas, Series A, 4.00%, 7/1/30  (3) 300 282
PFA, Founders Academy of Las Vegas, Series A, 5.00%, 7/1/40  (3) 560 517
PFA, Founders Academy of Las Vegas, Series A, 5.00%, 7/1/55  (3) 1,145 967
PFA, Founders Academy of Las Vegas, Series A, 6.375%,
7/1/43  (3) 325 335
PFA, Founders Academy of Las Vegas, Series A, 6.625%,
7/1/53  (3) 100 103

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Founders Academy of Las Vegas, Series A, 6.75%, 7/1/58  (3) 375 388
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,835 1,844
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,370 3,339
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37  (3) 435 422
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47  (3) 965 876
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52  (3) 1,820 1,617
PFA, Mountain Island Charter School, 5.00%, 7/1/37  655 655
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,585 1,505
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,405 3,171
PFA, National Gypsum, 4.00%, 8/1/35  (5) 18,170 16,354
PFA, Nevada State College, Series A, 5.00%, 5/1/60  (3) 4,520 3,411
PFA, Nevada State College, Series B, 9.00%, 5/1/71  (2)(3) 2,090 1,857
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/37  (3) 5,055 4,792
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52  (3) 5,055 4,239
PFA, SKY Harbour Capital, 4.00%, 7/1/41  (5) 3,685 2,865
PFA, SKY Harbour Capital, 4.25%, 7/1/54  (5) 11,045 7,710
PFA, Southminster, 5.00%, 10/1/43  (3) 1,780 1,670
PFA, Southminster, 5.00%, 10/1/48  (3) 1,585 1,431
PFA, Southminster, 5.00%, 10/1/53  (3) 4,560 4,006
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/51  (3) 2,190 1,809
PFA, Univ. of Hawai'i Foundation project, Series A-1, 4.00%,
7/1/61  (3) 1,215 959
PFA, Univ. of Hawai'i Foundation project, Series B, 5.25%,
7/1/61  (3) 1,930 1,640
Univ. of Wisconsin Hosp. & Clinics Auth., Series B, VRDN, 3.65%,
4/1/48  1,610 1,610
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  880 840
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,310 1,198
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  615 561
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  610 521
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  510 410
104,666
Total Municipal Securities (Cost $3,579,202) 3,317,706
Total Investments in Securities
99.3% of Net Assets
(Cost $3,579,402) $ 3,317,976
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security is in default or has failed to make a scheduled interest and/or principal payment.

T. ROWE PRICE Tax-Free High Yield Fund

.
.
.
.
.
.
.
.
.
.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$738,994 and represents 22.1% of net assets.
(4) Insured by Berkshire Hathaway Assurance Corporation
(5) Interest subject to alternative minimum tax.
(6) Insured by Assured Guaranty Corporation
(7) Insured by Assured Guaranty Municipal Corporation
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Insured by Build America Mutual Assurance Company
(10) When-issued security
(11) Insured by National Public Finance Guarantee Corporation
(12) Escrowed to maturity
(13) Prerefunded date is used in determining portfolio maturity.
(14) Obligor is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(15) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(16) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
February 29, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $3,579,402) $ 3,317,976
Interest receivable 36,179
Receivable for shares sold 5,946
Receivable for investment securities sold 2,932
Cash 257
Other assets 81
Total assets 3,363,371
Liabilities
Payable for investment securities purchased 12,483
Payable for shares redeemed 6,857
Investment management fees payable 1,282
Due to affiliates 90
Payable to directors 2
Other liabilities 2,961
Total liabilities 23,675
NET ASSETS $ 3,339,696

T. ROWE PRICE Tax-Free High Yield Fund
February 29, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (412,525)
Paid-in capital applicable to 304,556,413 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,752,221
NET ASSETS $ 3,339,696
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,826,222; Shares outstanding: 166,525,090) $ 10.97
Advisor Class
(Net assets: $4,552; Shares outstanding: 412,576) $ 11.03
I Class
(Net assets: $1,508,922; Shares outstanding: 137,618,747) $ 10.96

T. ROWE PRICE Tax-Free High Yield Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/29/24
Investment Income (Loss)
Income
    Interest $ 153,597
Dividend 6
Total income 153,603
Expenses
Investment management 20,101
Shareholder servicing
Investor Class $ 2,606
Advisor Class 10
I Class 327 2,943
Rule 12b-1 fees
Advisor Class 12
Prospectus and shareholder reports
Investor Class 107
Advisor Class 2
I Class 58 167
Interest 478
Custody and accounting 238
Registration 191
Proxy and annual meeting 63
Legal and audit 39
Directors 12
Miscellaneous 138
Waived / paid by Price Associates (3,239)
Total expenses 21,143
Net investment income 132,460
Realized and Unrealized Gain / Loss –
Net realized loss on securities (72,429)
Change in net unrealized gain / loss on securities 173,874
Net realized and unrealized gain / loss 101,445
INCREASE IN NET ASSETS FROM OPERATIONS
$ 233,905

T. ROWE PRICE Tax-Free High Yield Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/29/24 2/28/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 132,460 $ 163,921
Net realized loss (72,429) (88,373)
Change in net unrealized gain / loss 173,874 (582,466)
Increase (decrease) in net assets from operations 233,905 (506,918)
Distributions to shareholders
Net earnings
Investor Class (71,729) (84,531)
Advisor Class (165) (220)
I Class (58,752) (78,467)
Decrease in net assets from distributions (130,646) (163,218)
Capital share transactions
*
Shares sold
Investor Class 660,371 1,927,977
Advisor Class 79 2,619
I Class 300,989 1,386,152
Distributions reinvested
Investor Class 58,319 69,836
Advisor Class 165 220
I Class 39,365 57,275
Shares redeemed
Investor Class (897,519) (3,253,105)
Advisor Class (1,154) (4,238)
I Class (724,825) (1,245,803)
Decrease in net assets from capital share
transactions (564,210) (1,059,067)

T. ROWE PRICE Tax-Free High Yield Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
2/29/24 2/28/23
Net Assets
Decrease during period (460,951) (1,729,203)
Beginning of period 3,800,647 5,529,850
End of period $ 3,339,696 $ 3,800,647
*Share information (000s)
Shares sold
Investor Class 62,700 173,353
Advisor Class 8 243
I Class 28,440 124,045
Distributions reinvested
Investor Class 5,481 6,361
Advisor Class 15 20
I Class 3,696 5,235
Shares redeemed
Investor Class (84,854) (289,447)
Advisor Class (107) (387)
I Class (68,101) (114,687)
Decrease in shares outstanding (52,722) (95,264)

T. ROWE PRICE Tax-Free High Yield Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free High Yield Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities. The fund has three classes of shares: the Tax-Free High Yield Fund
(Investor Class), the Tax-Free High Yield Fund–Advisor Class (Advisor Class) and the
Tax-Free High Yield Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in

T. ROWE PRICE Tax-Free High Yield Fund

net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain
(loss) to paid-in capital. During the year ended February 29, 2024, the fund realized
$23,866,000 of net loss on $289,824,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial statements.

T. ROWE PRICE Tax-Free High Yield Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs

T. ROWE PRICE Tax-Free High Yield Fund

are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Tax-Free High Yield Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 3,317,706 $ — $ 3,317,706
Common Stocks 270 — — 270
Total $ 270 $ 3,317,706 $ — $ 3,317,976

T. ROWE PRICE Tax-Free High Yield Fund

until issuance of the security on a scheduled future date. When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $389,714,000 and $613,541,000, respectively, for the year ended February 29, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/
tax differences to reflect tax character but are not adjusted for temporary differences.
The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, the character of market discount at time of sale, differences between book/tax amortization policies, and the character of income on certain derivative contracts.

T. ROWE PRICE Tax-Free High Yield Fund

The tax character of distributions paid for the periods presented was as follows:
At February 29, 2024, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At February 29, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain
($000s)
February 29,
2024
February 28,
2023
Ordinary income (including short-term capital gains,
if any) $ — $ 2,480
Tax-exempt income 130,646 160,738
Total distributions $ 130,646 $ 163,218
($000s)
Cost of investments $ 3,570,690
Unrealized appreciation $ 58,225
Unrealized depreciation (310,939)
Net unrealized appreciation (depreciation) $ (252,714)
($000s)
Undistributed ordinary income $ 1,798
Undistributed tax-exempt income 5,484
Net unrealized appreciation (depreciation) (252,714)
Loss carryforwards and deferrals (167,093)
Total distributable earnings (loss) $ (412,525)

T. ROWE PRICE Tax-Free High Yield Fund

derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.30% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At February 29, 2024, the effective annual group fee rate was 0.29%. Effective July 1, 2019, Price Associates has contractually agreed, at least through June 30, 2024, to waive a portion of its management fee in order to limit the fund’s management fees to 0.49% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-
year terms unless terminated or modified by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $3,239,000 and allocated ratably in the amounts of
$1,803,000 for the Investor Class, $5,000 for the Advisor Class, and $1,431,000 for the
I Class, for the year ended February 29, 2024.
Effective November 1, 2023, the Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Effective
June 1, 2023, the Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. Prior to November 1, 2023, the Investor Class was not subject to a contractual expense limitation. Prior to June 1,
2023, the Advisor Class was not subject to a contractual expense limitation. During the limitation period, Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense

T. ROWE PRICE Tax-Free High Yield Fund

limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended
February 29, 2024, expenses incurred pursuant to these service agreements were
$113,000 for Price Associates and $713,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.94% 1.19% 0.05%
Expense limitation date 06/30/25 06/30/25 06/30/25
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Tax-Free High Yield Fund

require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 29,
2024, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of
February 29, 2024.
NOTE 6 - BORROWING
The fund, together with certain other U.S. registered floating rate and tax-free high yield funds (the U.S. borrowers) and foreign investment funds managed by Price
Associates or an affiliate (collectively, the participating funds), is party to a $1.3 billion,
364-day, syndicated credit facility (the facility). Excluding commitments designated for the foreign investment funds, the U.S. borrowers can borrow up to an aggregate commitment amount of $1.15 billion, of which $900 million is available to the U.S.
floating rate borrowers and $250 million is available to the U.S. tax-free high yield borrowers, on a first-come, first-served basis. The facility provides a source of liquidity to the participating funds for temporary and emergency purposes. The participating funds are charged administrative fees and an annual commitment fee, of 0.15% of the average daily undrawn commitment. All fees allocated to the U.S. borrowers are based on the portion of the aggregate commitment available to them and on each U.S.
borrower’s relative net assets. Such allocated fees are reflected as either miscellaneous or interest and borrowing related expense in the accompanying Statement of Operations.
Loans are generally unsecured; however, the fund must collateralize any borrowings under the facility on an equivalent basis if it has other collateralized borrowings. Interest is charged to the fund based on its borrowings at the higher of (a) Secured Overnight
Financing Rate (SOFR) plus 0.10% per annum, (b) Federal Funds Rate, or (c) the
Overnight Bank Funding Rate plus an applicable margin. At February 29, 2024, the fund had no borrowings outstanding under the facility, and the undrawn amount of the facility for the U.S. borrowers was $1,150,000,000.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.

T. ROWE PRICE Tax-Free High Yield Fund

The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Tax-Free High Yield Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Tax-Free High Yield
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Tax-Free High Yield Fund, Inc. (the "Fund")
as of February 29, 2024, the related statement of operations for the year ended February
29, 2024, the statement of changes in net assets for each of the two years in the period ended February 29, 2024, including the related notes, and the financial highlights for each of the five years in the period ended February 29, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 29, 2024 and the financial highlights for each of the five years in the period ended February 29, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Tax-Free High Yield Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Tax-Free High Yield Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/29/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $130,712,000 which qualified as exempt-interest dividends.
For taxable non-corporate shareholders, $6,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $6,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Tax-Free High Yield Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Tax-Free High Yield Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[193]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present) and Director of the FHLBanks Office of Finance; Chief Executive Officer, Bazemore Consulting LLC (2018
to 2021); Director, Chimera Investment Corporation (2017 to 2021);
Director, First Industrial Realty Trust (2020 to present); Director, Federal
Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[193]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[193]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[193]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[193]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Tax-Free High Yield Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[193]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President, EQR (2018 to present), Executive Vice President and Chief
Financial Officer, EQR (2007 to 2018), and Senior Vice President and
Treasurer, EQR (2005 to 2007); Member, Nareit Dividends Through
Diversity, Equity & Inclusion CEO Council, Treasurer of Nareit (2023),
and Chair, Nareit 2021 Audit and Investment Committee (2021); Advisory
Board, Ross Business School at University of Michigan (2015 to 2016);
Member, National Multifamily Housing Council and served as Chair of the Finance Committee (2015 to 2016); Member, Economic Club of
Chicago; Director, Brookdale Senior Living, Inc. (2015 to 2017); Director,
Aviv REIT, Inc. (2013 to 2015); Director, Real Estate Roundtable and
the 2022 Executive Board Nareit; Board of Directors and Chair of the
Finance Committee, Greater Chicago Food Depository
Kellye L. Walker
(1966)
2021
[193]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[193]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Australia, T. Rowe Price Hong Kong (Price
Hong Kong), T. Rowe Price Japan (Price Japan), and T. Rowe Price
Singapore (Price Singapore); General Counsel, Vice President, and
Secretary, T. Rowe Price Group, Inc.; Chair of the Board, Chief Executive
Officer, President, and Secretary, T. Rowe Price Trust Company;
Principal Executive Officer and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Tax-Free High Yield Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[193]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2023, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Tax-Free High Yield Fund  Principal Occupation(s)
Ralph Lee Arnold, Jr., CFA, CPA (1970)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Colin T. Bando, CFA (1987)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Daniel Chihorek (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Davis Collins, CFA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jean-Marc Corredor (1976)
Vice President
Vice President, Price International, Price Investment
Management, T. Rowe Price Investment Services,
Inc., T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Tax-Free High Yield Fund

Name (Year of Birth)
Position Held With Tax-Free High Yield Fund  Principal Occupation(s)
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Kathryn A. Floyd, CFA (1982)
Vice President
Employee, T. Rowe Price
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Thomas Dylan Jones, CFA (1971)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Michael Kane (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Research Analyst, GW&K
Investments (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
James M. Murphy, CFA (1967)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Timothy G. Taylor, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Tax-Free High Yield Fund

Name (Year of Birth)
Position Held With Tax-Free High Yield Fund  Principal Occupation(s)
Domingo Villarruel, CFA, FRM  (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Municipal Fixed Income
Analyst, Victory Capital Management Inc. (to 2021);
Corporate Fixed Income Analyst, USAA Asset
Management Company (to 2019)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F59-050 4/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,158	$30,755
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,180,000 and $1,454,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)  A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free High Yield Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	April 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	April 18, 2024